Exhibit 99.7 Schedule 5

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
172	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-01-28 10:41	2026-01-30 16:09	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received final fraud report reflecting all parties searched. - Due Diligence Vendor-01/30/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-01/28/2026

																							Open-All Interested Parties Not Checked with Exclusionary Lists Fraud Report reflects the Sellers were not checked against Exclusionary Lists - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/28/2026	Resolved-Received final fraud report reflecting all parties searched. - Due Diligence Vendor-01/30/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 760		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MA	Investment	Purchase	NA	N/A	N/A	XX
172	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-01-28 10:41	2026-01-30 16:09	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received final fraud report reflecting all parties searched. - Due Diligence Vendor-01/30/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-01/28/2026

																							Open-OFAC Check Not Completed and/or Cleared Fraud Report reflects the Sellers were not checked against OFAC - Due Diligence Vendor-01/28/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-01/28/2026	Resolved-Received final fraud report reflecting all parties searched. - Due Diligence Vendor-01/30/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 760		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MA	Investment	Purchase	NA	N/A	N/A	XX
169	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-01-30 14:58	2026-02-03 17:19	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/03/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-01/30/2026

Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser and closing attorney to be added to the loan participant list. - Due Diligence Vendor-01/30/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/30/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-02/03/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8. Borrower has 1.062. Required is 0.8 Borrower has 1.062

																										Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program. Required is 700 Borrower has 771		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
169	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8201	2026-01-30 15:11	2026-02-03 17:17	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Upon further review, DSCR is > 1. Borrower meets the Interest Only Guideline requirements. - Due Diligence Vendor-02/03/2026

Ready for Review-Document Uploaded. Interest Only is allowed. Please see attached applicable Matrix. - Seller-01/30/2026

Open-The guidelines state interest only loans are not permitted. The subject loan closed with an interest only period of 10 years. - Due Diligence Vendor-01/30/2026	Ready for Review-Document Uploaded. Interest Only is allowed. Please see attached applicable Matrix. - Seller-01/30/2026	Resolved-Upon further review, DSCR is > 1. Borrower meets the Interest Only Guideline requirements. - Due Diligence Vendor-02/03/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8. Borrower has 1.062. Required is 0.8 Borrower has 1.062

																										Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program. Required is 700 Borrower has 771		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
170	XX		XX	A	A	A	A	A	A	A	A							A	A									XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Refinance	No Cash Out - Borrower Initiated
167	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1304	2026-03-04 12:34	2026-03-17 15:14	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Resolved-Guides do not require LOE for negative balance only be considered. Neg balance was isolated and most recent 6 months stable to increasing deposits. - Due Diligence Vendor-03/17/2026
Ready for Review-Document Uploaded. Please see updated income calc based on the documentation which was provided for qualifying.  The borrower opened a new account in 02/2025 which was to be used for qualifying.  The borrower did have a negative balance at the end of the first month from getting everything balanced while the transition occurred.  Please see statements from 02/2025 - 10/2025 for account 2970 and 11/01/2024 - 01/2025 to accumulate the 12 months bank statements required.  We note that both accounts were opened simultaneously; however, account XX was not included in the income calculation beginning 02/2025 when the new account was opened.  Can this please be cleared as the combination of the 2 accounts supports a higher income and would show there was sufficient funds in other accounts that would be sufficient to offset the negative balances.    - Seller-03/16/2026
Counter-When performing the look back on 12 months bank statements, most recent 3 months are stable. Provide LOX for Negative Balance of $22357.73 reflected in the xx June statement #XX - Due Diligence Vendor-03/11/2026
Ready for Review-The income for Account XX was re-reviewed and properly analyzed. While June 2025 reflected a temporary decline and a negative ending balance of ($22,357.73), this was isolated to a single month and does not represent an ongoing trend.

Subsequent months demonstrate clear stabilization and growth in deposit activity: June $24,000, July $31,000, August $33,000, and September $54,000. Income was averaged in accordance with guideline 7.1.3 and reflects stabilized income levels.

Because the negative balance was limited to one month and the income trend has since recovered and stabilized, the documentation already in the file sufficiently supports the income analysis. A borrower LOX would not provide additional material information. Please review and clear this condition. - Seller-03/10/2026
Counter-Provide LOX from borrower regarding declining income (negative balance in June 2025) - Due Diligence Vendor-03/06/2026
Ready for Review-The income for Account XX was re-reviewed.

While income reflected a temporary decline through June 2025, deposits have increased consistently since that time, demonstrating stabilization and recovery:

June: $24,000 in deposits

July: $31,000 in deposits

August: $33,000 in deposits

September: $54,000 in deposits

Although June 2025 reflected a negative ending balance of ($22,357.73), this was limited to one month and does not represent an ongoing trend. Subsequent months show positive cash flow and increasing deposit activity.

Income was averaged in accordance with guideline requirements. The single month negative balance, though not specifically addressed, is permissible and meets guideline 7.1.3.

Income is no longer declining and has stabilized. Please clear this condition. - Seller-03/04/2026
Open-Income 1 Income Trend is Decreasing *New* Re-reviewed income using account XX. Income reflect decreasing over the past 12 months. June 2025 has a negative $22,357.73 closing balance with no explanation. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. Please see updated income calc based on the documentation which was provided for qualifying. The borrower opened a new account in 02/2025 which was to be used for qualifying. The borrower did have a negative balance at the end of the first month from getting everything balanced while the transition occurred. Please see statements from 02/2025 - 10/2025 for account XX and 11/01/2024 - 01/2025 to accumulate the 12 months bank statements required. We note that both accounts were opened simultaneously; however, account XX was not included in the income calculation beginning 02/2025 when the new account was opened. Can this please be cleared as the combination of the 2 accounts supports a higher income and would show there was sufficient funds in other accounts that would be sufficient to offset the negative balances. - Seller-03/16/2026
 Ready for Review-The income for Account XX was re-reviewed and properly analyzed. While June 2025 reflected a temporary decline and a negative ending balance of ($22,357.73), this was isolated to a single month and does not represent an ongoing trend.

Subsequent months demonstrate clear stabilization and growth in deposit activity: June $24,000, July $31,000, August $33,000, and September $54,000. Income was averaged in accordance with guideline 7.1.3 and reflects stabilized income levels.

Because the negative balance was limited to one month and the income trend has since recovered and stabilized, the documentation already in the file sufficiently supports the income analysis. A borrower LOX would not provide additional material information. Please review and clear this condition. - Seller-03/10/2026
 Ready for Review-The income for Account XX was re-reviewed.

While income reflected a temporary decline through June 2025, deposits have increased consistently since that time, demonstrating stabilization and recovery:

June: $24,000 in deposits

July: $31,000 in deposits

August: $33,000 in deposits

September: $54,000 in deposits

Although June 2025 reflected a negative ending balance of ($22,357.73), this was limited to one month and does not represent an ongoing trend. Subsequent months show positive cash flow and increasing deposit activity.

Income was averaged in accordance with guideline requirements. The single month negative balance, though not specifically addressed, is permissible and meets guideline 7.1.3.

Income is no longer declining and has stabilized. Please clear this condition. - Seller-03/04/2026
																									Resolved-Guides do not require LOE for negative balance only be considered. Neg balance was isolated and most recent 6 months stable to increasing deposits. - Due Diligence Vendor-03/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 745 Qualifying DTI below maximum allowed - Required is 50 Borrower has 19.87		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
167	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1437	2026-02-03 13:35	2026-03-04 12:34	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Recalculated income using account XX - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. Please see attached PC XX. Your finding that business bank statements may not exceed 60 days from the Note date and an updated bank statement analysis  is required does not aligned with the applicable guideline. Per Guide Section 7.1.1:
“Most recent statement must be dated within 60 days of the application date.”
This is a 12-month bank statement program. The business bank statements provided cover the period 10/01/2024 through 09/30/2025. The application date is 11/06/2025.
The most recent bank statement dated 09/30/2025 is within 60 days of the application date (11/XX/2025), thereby meeting the guideline requirement. There is no guide requirement stating that business bank statements must be within 60 days of the Note date.
Additionally:
• The full 12-month bank statement history was provided as required by the program.
• Income was calculated using the complete 12-month period.
• The documentation complies with Section 7.1.1 of the guide.
Based on the above, this finding appears to be invalid and unsupported by the published guideline. We respectfully request that this condition be cleared.
 - Seller-03/03/2026
Counter-Received CPA letter for Responsible Liquor DBA.  Missing correct 1003 reflecting name, address and income considered for business XX.  Business bank statements may not exceed 60 days of Note date.  Updated bank statement analysis required.   - Due Diligence Vendor-03/02/2026
Ready for Review-Document Uploaded. Please see attached CPA Letter confirming our borrower is 100% owner of XX Please clear this finding.  - Seller-02/26/2026
Counter-Please provide 3rd party verification the businesses are one in the same. - Due Diligence Vendor-02/23/2026
Ready for Review-XX is an acronym for XX. There are multiple transfers from XX to XX. These businesses are one and same, just an acronym for one account. Please clear this finding. - Seller-02/20/2026
Counter-Subject loan was submitted with bank statements for account XX and business XX which matches 1003 and CPA letter. The bank statement worksheet in file is for XX. This business is not on the 1003 submitted and there is no CPA letter to confirm business and ownership therefore is not being used for the income calculation. ***To use bank statements XX for income, provide a corrected 1003 and CPA letter for this business. - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. Please see attached income calculation worksheet calculator that was uploaded in your system.  Please clear this finding.  - Seller-02/14/2026
Counter-Per the  1003, bank statement work sheet in file and bank statement provided, Income used for qualification is for XX account XX.  Worksheet for XX  (Invisible Liquor) or bank Statements for XX was not provided with the loan file.  - Due Diligence Vendor-02/13/2026
Ready for Review-Document Uploaded. This loan is under a 12-Month Business Bank Statement Program.
The income calculation was derived exclusively from Business Bank Account ending in XX, as reflected in the income calculation worksheet provided in the file.  Bank Account ending in XX was not used in the income analysis and is not part of the qualifying income documentation.
Since Account XX was not utilized to calculate qualifying income, statements for January 1 – January 31 for that account are not required under the program guidelines.
Please refer to the attached income calculation worksheet confirming that only Account XX was used for qualifying income.
Accordingly, this finding is not applicable and should be cleared.
 - Seller-02/12/2026
Counter-Received statements from XX.  Missing Jan 1-Jan 31 for XX - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. Please see attached 12 months bank statements from 10-2024  to 9-2025 from XXunder XX. Please clear this finding. - Seller-02/10/2026
Open-Income and Employment Do Not Meet Guidelines Provide missing business bank statement dated 1.01.25 - 1.31.25. - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Please see attached PC 1003. Your finding that business bank statements may not exceed 60 days from the Note date and an updated bank statement analysis is required does not aligned with the applicable guideline. Per Guide Section 7.1.1:
“Most recent statement must be dated within 60 days of the application date.”
This is a 12-month bank statement program. The business bank statements provided cover the period 10/01/2024 through 09/30/2025. The application date is 11/XX/2025.
The most recent bank statement dated 09/30/2025 is within 60 days of the application date (11/XX/2025), thereby meeting the guideline requirement. There is no guide requirement stating that business bank statements must be within 60 days of the Note date.
Additionally:
• The full 12-month bank statement history was provided as required by the program.
• Income was calculated using the complete 12-month period.
• The documentation complies with Section 7.1.1 of the guide.
Based on the above, this finding appears to be invalid and unsupported by the published guideline. We respectfully request that this condition be cleared.
 - Seller-03/03/2026
 Ready for Review-Document Uploaded. Please see attached CPA Letter confirming our borrower is 100% owner of XX. Please clear this finding.  - Seller-02/26/2026
 Ready for Review-XX is an acronym for XX. There are multiple transfers fromXX to 7XX. These businesses are one and same, just an acronym for one account. Please clear this finding. - Seller-02/20/2026
 Ready for Review-Document Uploaded. Please see attached income calculation worksheet calculator that was uploaded in your system.  Please clear this finding.  - Seller-02/14/2026
 Ready for Review-Document Uploaded. This loan is under a 12-Month Business Bank Statement Program.
The income calculation was derived exclusively from Business Bank Account ending in XX, as reflected in the income calculation worksheet provided in the file.  Bank Account ending in XX was not used in the income analysis and is not part of the qualifying income documentation.
Since Account X was not utilized to calculate qualifying income, statements for January 1 – January 31 for that account are not required under the program guidelines.
Please refer to the attached income calculation worksheet confirming that only Account XX was used for qualifying income.
Accordingly, this finding is not applicable and should be cleared.
 - Seller-02/12/2026
 Ready for Review-Document Uploaded. Please see attached 12 months bank statements from 10-2024  to 9-2025 from XX Bus Bank Acct No XX under XX. Please clear this finding. - Seller-02/10/2026
																									Resolved-Recalculated income using account XX - Due Diligence Vendor-03/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 745 Qualifying DTI below maximum allowed - Required is 50 Borrower has 19.87		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
167	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-02-03 13:34	2026-02-13 16:03	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, payment history has been provided. - Due Diligence Vendor-02/13/2026

Ready for Review-This loan is a Non-QM construction loan, and per program guidelines, a Verification of Mortgage (VOM) is not required.

The request for a VOM appears to be based solely on the fluctuation in payment amounts. However, the payment variations are contractually required and directly tied to documented construction advances. As additional draws are disbursed, the outstanding principal balance increases, resulting in corresponding changes to the required monthly payment. This is standard for construction financing and does not indicate delinquency, irregular payment behavior, or unacceptable mortgage history.

The transaction history clearly reflects advances on:

10/09/2024

04/04/2025

05/23/2025

06/10/2025

Each payment adjustment aligns precisely with these advances. The borrower has made payments as agreed, and the loan remains in good standing. There is no evidence of late payments, missed payments, or derogatory history.

Requiring a VOM to validate fluctuating payments on a construction loan misinterprets the nature of the product. The documented transaction history already supports acceptable mortgage payment history.

Based on the above, this finding is unsupported and should be cleared. - Seller-02/12/2026

Counter-Received narrative regarding changes in payment amount.  Provide VOM supporting acceptable pay history as payments made vary.   - Due Diligence Vendor-02/11/2026

Ready for Review-This is a Non-QM loan. A VOM is not required. The variance in monthly payment amounts is the result of loan advances, not payment delinquency or irregular payment history. The transaction history reflects advances made on 10/09/2024, 04/04/2025, 05/23/2025, and 06/10/2025, which caused temporary changes in the payment amounts. The payment history otherwise confirms the loan is in good standing. Therefore, a VOM is not necessary. Please clear this finding. - Seller-02/10/2026

Counter-Received printout. Missing VOM confirming good standing as payment amount varies.   - Due Diligence Vendor-02/06/2026

Ready for Review-Document Uploaded. Please see attached 12 months mortgage payment history for the subject investment property. Please clear this finding.  - Seller-02/04/2026

Open-Housing History Does Not Meet Guideline Requirements Provide VOM and or pay history for past 12 months for subject mortgage, (It does not report to credit). - Due Diligence Vendor-02/03/2026	Ready for Review-This loan is a Non-QM construction loan, and per program guidelines, a Verification of Mortgage (VOM) is not required.

The request for a VOM appears to be based solely on the fluctuation in payment amounts. However, the payment variations are contractually required and directly tied to documented construction advances. As additional draws are disbursed, the outstanding principal balance increases, resulting in corresponding changes to the required monthly payment. This is standard for construction financing and does not indicate delinquency, irregular payment behavior, or unacceptable mortgage history.

The transaction history clearly reflects advances on:

10/09/2024

04/04/2025

05/23/2025

06/10/2025

Each payment adjustment aligns precisely with these advances. The borrower has made payments as agreed, and the loan remains in good standing. There is no evidence of late payments, missed payments, or derogatory history.

Requiring a VOM to validate fluctuating payments on a construction loan misinterprets the nature of the product. The documented transaction history already supports acceptable mortgage payment history.

Based on the above, this finding is unsupported and should be cleared. - Seller-02/12/2026

 Ready for Review-This is a Non-QM loan. A VOM is not required. The variance in monthly payment amounts is the result of loan advances, not payment delinquency or irregular payment history. The transaction history reflects advances made on 10/09/2024, 04/04/2025, 05/23/2025, and 06/10/2025, which caused temporary changes in the payment amounts. The payment history otherwise confirms the loan is in good standing. Therefore, a VOM is not necessary. Please clear this finding. - Seller-02/10/2026

 Ready for Review-Document Uploaded. Please see attached 12 months mortgage payment history for the subject investment property. Please clear this finding.  - Seller-02/04/2026

																									Resolved-Upon further review, payment history has been provided. - Due Diligence Vendor-02/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 745 Qualifying DTI below maximum allowed - Required is 50 Borrower has 19.87		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
167	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1509	2026-01-30 09:09	2026-02-06 10:14	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Received fully executed Note. - Due Diligence Vendor-02/06/2026

Ready for Review-Document Uploaded. Please see attached signed Promissory Note and signed lender loan agreement.   - Seller-02/06/2026

																							Open-There are Issues Present on the Note that must be addressed. signed note page in file. - Due Diligence Vendor-01/30/2026	Ready for Review-Document Uploaded. Please see attached signed Promissory Note and signed lender loan agreement. - Seller-02/06/2026	Resolved-Received fully executed Note. - Due Diligence Vendor-02/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 745 Qualifying DTI below maximum allowed - Required is 50 Borrower has 19.87		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
199	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1481	2026-02-03 11:39	2026-03-11 12:24	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-Review excluded the 401k account as it was not required to qualify. - Due Diligence Vendor-03/11/2026

Ready for Review-Document Uploaded. The borrower was unable to locate pages 2–4 of the 07/01/2025–09/30/2025 retirement statement. However, a complete statement for 10/01/2025–12/31/2025 has been provided.

The ending balance as of 09/30/2025 ($61,215.49) matches the beginning balance on the 10/01/2025–12/31/2025 statement, confirming continuity of the account. The ending balance as of 12/31/2025 is $64,678.03.

Based on the matching balances and the complete subsequent statement provided, there are no discrepancies noted.

Please review and clear this condition. - Seller-03/07/2026

Counter-Received page 1 of 4. Missing complete statement. - Due Diligence Vendor-02/19/2026

Ready for Review-Document Uploaded. Please see attached URS Savings Plan Quarterly statement. Please clear this finding.  - Seller-02/18/2026

Counter-Received a screen shot only.  Original finding remains.  - Due Diligence Vendor-02/17/2026

Ready for Review-The cited guideline requiring “a single account statement covering a one month period… provide all pages” applies to transaction-based asset accounts (e.g., bank statements) used for cash flow or deposit analysis.

The asset in question is a 401(k) retirement account used solely for verification of ownership and vested balance, not for transaction review.

Per Section 7.1 – Verification of Assets, retirement account documentation must:

Be from the most recent statement period

Evidence borrower ownership

Reflect vested balance

The URS 401(k) statement provided satisfies all requirements:

Statement period: 07/01/25 – 09/30/25

Borrower name clearly identified

Account type identified

Vested balance of $61,215.49 documented

The additional pages referenced consist of plan disclosures and educational content only and contain no balance, ownership, vesting, or transaction information relevant to underwriting.

The documentation provided meets Non-QM asset verification standards. The “all pages” requirement cited is not applicable to a retirement account used solely for balance verification.

This finding should be cleared. - Seller-02/12/2026

Counter-Finding remains. GL states The documentation requirement for all transactions is a single account statement covering a one month period and dated within 120 days of the loan note date. Provide all pages to the account statement - Due Diligence Vendor-02/10/2026

Ready for Review-Per Section 7.1 – Verification of Assets, retirement account documentation must be from the most recent statement period and must evidence borrower ownership and vested balance. The URS 401(k) statement provided satisfies these requirements by clearly identifying:

Borrower name

Account type (401(k))

Statement period (07/01/25–09/30/25)

Ending vested balance of $61,215.49

Non-QM guidelines do not require “complete copies” of retirement account statements when the pages provided sufficiently verify ownership, vesting, and balance. Pages 2–4 of the URS statement are educational and plan disclosure pages only; they do not contain transactional activity, ownership indicators, or balance information and do not impact the verification of assets.

Additionally, the guideline requirement for “complete copies” applies to bank statements or investment portfolio statements used to analyze cash flow or transaction history. Retirement accounts used solely for asset verification are acceptable with statements that evidence ownership and vested balance, which this document does.

The asset documentation provided is sufficient for underwriting purposes.

Conclusion: Asset Record 3 meets Non-QM verification requirements. The finding should be cleared. - Seller-02/08/2026

Counter-Guidelines state - Complete copies of bank statements or investment portfolio statements from the most recent 30 days prior to the application date. Summary statement is not acceptable. Please provide all pages of the Statement. - Due Diligence Vendor-02/05/2026

Ready for Review-Document Uploaded. • Per Section 7.1 – Verification of Assets, retirement account documentation must be from the most recent statement period and must evidence the borrower’s ownership and vested balance. The URS 401(k) statement provided meets these requirements by clearly identifying the borrower, account type, statement period (07/01/25–09/30/25), and ending vested balance of $61,215.49.
• Pages 2–4 of the URS statement are informational in nature and are not required to verify ownership, vesting, or available retirement assets under Non-QM guidelines. The asset documentation provided is sufficient for underwriting purposes.
• Conclusion:
Asset Record 3 meets Non-QM verification requirements. The finding should be cleared.
 - Seller-02/03/2026

Open-Asset Record 3 Does Not Meet G/L Requirements Provide missing pages 2-4 of URS 401k ending 9/30/25. - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. The borrower was unable to locate pages 2–4 of the 07/01/2025–09/30/2025 retirement statement. However, a complete statement for 10/01/2025–12/31/2025 has been provided.

The ending balance as of 09/30/2025 ($61,215.49) matches the beginning balance on the 10/01/2025–12/31/2025 statement, confirming continuity of the account. The ending balance as of 12/31/2025 is $64,678.03.

Based on the matching balances and the complete subsequent statement provided, there are no discrepancies noted.

Please review and clear this condition. - Seller-03/07/2026

 Ready for Review-Document Uploaded. Please see attached URS Savings Plan Quarterly statement. Please clear this finding.  - Seller-02/18/2026

 Ready for Review-The cited guideline requiring “a single account statement covering a one month period… provide all pages” applies to transaction-based asset accounts (e.g., bank statements) used for cash flow or deposit analysis.

The asset in question is a 401(k) retirement account used solely for verification of ownership and vested balance, not for transaction review.

Per Section 7.1 – Verification of Assets, retirement account documentation must:

Be from the most recent statement period

Evidence borrower ownership

Reflect vested balance

The URS 401(k) statement provided satisfies all requirements:

Statement period: 07/01/25 – 09/30/25

Borrower name clearly identified

Account type identified

Vested balance of $61,215.49 documented

The additional pages referenced consist of plan disclosures and educational content only and contain no balance, ownership, vesting, or transaction information relevant to underwriting.

The documentation provided meets Non-QM asset verification standards. The “all pages” requirement cited is not applicable to a retirement account used solely for balance verification.

This finding should be cleared. - Seller-02/12/2026

 Ready for Review-Per Section 7.1 – Verification of Assets, retirement account documentation must be from the most recent statement period and must evidence borrower ownership and vested balance. The URS 401(k) statement provided satisfies these requirements by clearly identifying:

Borrower name

Account type (401(k))

Statement period (07/01/25–09/30/25)

Ending vested balance of $61,215.49

Non-QM guidelines do not require “complete copies” of retirement account statements when the pages provided sufficiently verify ownership, vesting, and balance. Pages 2–4 of the URS statement are educational and plan disclosure pages only; they do not contain transactional activity, ownership indicators, or balance information and do not impact the verification of assets.

Additionally, the guideline requirement for “complete copies” applies to bank statements or investment portfolio statements used to analyze cash flow or transaction history. Retirement accounts used solely for asset verification are acceptable with statements that evidence ownership and vested balance, which this document does.

The asset documentation provided is sufficient for underwriting purposes.

Conclusion: Asset Record 3 meets Non-QM verification requirements. The finding should be cleared. - Seller-02/08/2026

 Ready for Review-Document Uploaded. • Per Section 7.1 – Verification of Assets, retirement account documentation must be from the most recent statement period and must evidence the borrower’s ownership and vested balance. The URS 401(k) statement provided meets these requirements by clearly identifying the borrower, account type, statement period (07/01/25–09/30/25), and ending vested balance of $61,215.49.
• Pages 2–4 of the URS statement are informational in nature and are not required to verify ownership, vesting, or available retirement assets under Non-QM guidelines. The asset documentation provided is sufficient for underwriting purposes.
• Conclusion:
Asset Record 3 meets Non-QM verification requirements. The finding should be cleared.
 - Seller-02/03/2026

																									Resolved-Review excluded the 401k account as it was not required to qualify. - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 720 Months Reserves exceed minimum required - 16.74 mos reserves; 0 required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	WY	Investment	Purchase	NA	N/A	N/A	XX
173	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE8712	2026-02-12 13:02	2026-02-17 17:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Received 2 months bank statement with rental income. - Due Diligence Vendor-02/17/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-02/12/2026

Open-Provide proof of 2m rent deposits for properties C, D, E, F & G to use rental lease income in qualifying. (See Audit Worksheet for property reference) - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026	Resolved-Received 2 months bank statement with rental income. - Due Diligence Vendor-02/17/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.64 Required is 50.49 Borrower has 35.64

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 749 Required is 700 Borrower has 749		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
173	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-02-11 14:50	2026-02-13 08:36	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Full appraisal and escrows. - Due Diligence Vendor-02/13/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Statute of limitations – One year; Expiration date: 01/26/2027 - Due Diligence Vendor-02/11/2026	Resolved-Full appraisal and escrows. - Due Diligence Vendor-02/13/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.64 Required is 50.49 Borrower has 35.64

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 749 Required is 700 Borrower has 749		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
174	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-02-12 16:51	2026-03-12 13:30	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received LOE in the Asset finding. - Due Diligence Vendor-03/12/2026
Ready for Review-Document Uploaded. Yes, The $61,098.20 business funds are for reserves only, This is to cover the 3 months reserves amount of $24,432.42 and most of the XX 30day required reserves $38,772 = -$2,106.22 still needed assets. The verified December XX Bank acct XX has $189,442.26 assets, these funds are sufficient to cover the cash required to close $162.243.92 and the $2,106.22 of the reserves still needed from the first line. That leaves an additional $25,092.12 in excess of funds verified. Please expedite this to be cleared as soon as possible - Seller-03/11/2026
Counter-Finding has been escalated. Borrower has $182,442.61 in account XX. Cash to Close is $162,799.61 + $38,772 balance due monthly leaves Negative $12,129.35 post close.  Per prior rebuttals the $61,098.20 business funds are for reserves only.   - Due Diligence Vendor-03/11/2026
Ready for Review-Please escalate this matter for manager review, Lender notes Since XX Bank Acct XX Balance $61,098.20 is not being liquidated for closing, the LOX is not required.  Per guide, the LOX is only required if the funds will be pulled from the account and used for the Closing Funds.  Said Business acct. is not being liquidated, and We only need to know how the business will be impacted if the funds are liquidated.  Please expedite this to be cleared as soon as possible - Seller-03/04/2026
Counter-The borrower is short $12,129.35 in funds to close without the XX account. - Due Diligence Vendor-03/02/2026
Ready for Review-per your prior notes, Income finding cleared and no longer pending income concern. Please expedite this to be cleared as soon as possible - Seller-02/25/2026
Counter-Pending income findings that are currently in counter status.  - Due Diligence Vendor-02/19/2026
Ready for Review-Not valid counter, Bank Statement is less than the 60days of Application. Lender Notes the loan application was made on "12.XX.2025" date as recorded via LOS Tracking system. Loan meets the NON QM guidelines, with the application date as of 12.XX.2025 and biz statements dated 10.31.2025  - Seller-02/18/2026
Counter-Pending updated bank statements for income calc.   - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. Lender Notes the loan application was made on "12.XX.2025" date as recorded via LOS Tracking system, as it was date stamped with said measures. The initial disclosures were sent out on same day, which then were e-signed on 1.2.2026. Therefore, loan meets the NON QM guidelines, with the application date as of 12.XX.2025 and biz statements dated 10.31.2025  - Seller-02/13/2026
Ready for Review-Document Uploaded. Lender notes the purchase agreement date is superseded by the most current dated chain of terms, please see attached the most current 01.14.2026 Purchase Addendum signed by all parties.    - Seller-02/13/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Most recent statement must be dated within 60 days of application date. Most recent statement provided is dated 10/31/2025, application date is 1/2/2026 - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Yes, The $61,098.20 business funds are for reserves only, This is to cover the 3 months reserves amount of $24,432.42 and most of the XX 30day required reserves $38,772 = -$2,106.22 still needed assets. The verified December XX Bank acct XX has $189,442.26 assets, these funds are sufficient to cover the cash required to close $162.243.92 and the $2,106.22 of the reserves still needed from the first line. That leaves an additional $25,092.12 in excess of funds verified. Please expedite this to be cleared as soon as possible - Seller-03/11/2026
 Ready for Review-Please escalate this matter for manager review, Lender notes Since XX Bank Acct XX Balance $61,098.20 is not being liquidated for closing, the LOX is not required.  Per guide, the LOX is only required if the funds will be pulled from the account and used for the Closing Funds.  Said Business acct. is not being liquidated, and We only need to know how the business will be impacted if the funds are liquidated.  Please expedite this to be cleared as soon as possible - Seller-03/04/2026
 Ready for Review-per your prior notes, Income finding cleared and no longer pending income concern. Please expedite this to be cleared as soon as possible - Seller-02/25/2026
 Ready for Review-Not valid counter, Bank Statement is less than the 60days of Application. Lender Notes the loan application was made on "12.XX.2025" date as recorded via LOS Tracking system. Loan meets the NON QM guidelines, with the application date as of XXX and biz statements dated 10.31.2025  - Seller-02/18/2026
 Ready for Review-Document Uploaded. Lender Notes the loan application was made on "XXX" date as recorded via LOS Tracking system, as it was date stamped with said measures. The initial disclosures were sent out on same day, which then were e-signed on 1.2.2026. Therefore, loan meets the NON QM guidelines, with the application date as of XXX and biz statements dated 10.31.2025  - Seller-02/13/2026
 Ready for Review-Document Uploaded. Lender notes the purchase agreement date is superseded by the most current dated chain of terms, please see attached the most current 01.14.2026 Purchase Addendum signed by all parties.    - Seller-02/13/2026
Resolved-Received LOE in the Asset finding. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 741 Required is 680 Borrower has 741

Qualifying DTI below maximum allowed - Required is 45 Borrower has 12.71 Required is 45 Borrower has 12.71

																										LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	XX
174	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1491	2026-02-12 15:01	2026-03-12 13:26	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received LOE. - Due Diligence Vendor-03/12/2026
Ready for Review-Document Uploaded. Please see attached LOE showing the business will not be impacted - Seller-03/11/2026
Ready for Review-Yes, The $61,098.20 business funds are for reserves only, This is to cover the 3 months reserves amount of $24,432.42 and most of the XX 30day required reserves $38,772 = -$2,106.22 still needed assets. The verified December XX Bank acct XX has $189,442.26 assets, and funds are sufficient to cover the cash required to close $162.243.92 and the $2,106.22 of the reserves still needed from the first line. That leaves an additional $25,092.12 in excess of funds verified. Please expedite this to be cleared as soon as possible - Seller-03/11/2026
Counter-Finding has been escalated. Borrower has $182,442.61 in account XX. Cash to Close is $162,799.61 + $38,772 balance due monthly leaves Negative $12,129.35 post close.  Per prior rebuttals the $61,098.20 business funds are for reserves only. - Due Diligence Vendor-03/11/2026
Ready for Review-Please escalate this matter for manager review, Lender notes Since XX Bank Acct XX Balance $61,098.20 is not being liquidated for closing, the LOX is not required.  Per guide, the LOX is only required if the funds will be pulled from the account and used for the Closing Funds.  Said Business acct. is not being liquidated, and We only need to know how the business will be impacted if the funds are liquidated.  Please expedite this to be cleared as soon as possible - Seller-03/04/2026
Counter-The borrower is short $12,129.35 in funds to close without the XX account. - Due Diligence Vendor-03/02/2026
Ready for Review-Document Uploaded. The funds in XX Bank Account ending XX, with a current balance of $61,098.20, are being used solely to satisfy reserve requirements and are not being applied toward closing costs. Because these assets are not used for down payment, closing, or any borrower‑paid transaction costs, they fall outside the scope of the NON‑QM guideline requiring “a Letter of Explanation executed by the majority of the business ownership describing the potential impact on the business if business funds are used for closing.”. We are requesting manager-level review of this matter, as the lender confirms that the business funds are not used for closing, No Letter of Explanation from majority owners is required, and No exception is needed when business assets are used strictly as reserves. Based on these facts, the request for an LOE appears to be inconsistent with the published NON‑QM requirements.  - Seller-02/21/2026
Counter-Received revised 1003 removing business assets and  Open 30 Day XX.  Must meet guidelines 8.9 Open 30 day charge and must be included in verified funds.   - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded.  - Seller-02/13/2026
Ready for Review-Document Uploaded. Removed Biz funds as not needed to close, & Hit DTI ratio with XX OPEN acct.  Please see attached FTC recalculation without Biz use of funds and changed XX OPEN account to a DTI HIT…  - Seller-02/13/2026
Ready for Review-Document Uploaded. Lender Notes the loan application was made on "12.XX.2025" date as recorded via LOS Tracking system, as it was date stamped with said measures. The initial disclosures were sent out on same day, which then were e-signed on 1.2.2026. Therefore, loan meets the NON QM guidelines, with the application date as of XXX and biz statements dated 10.31.2025  - Seller-02/13/2026
Open-Asset Qualification Does Not Meet Guideline Requirements Letter of Explanation executed by the majority of the business’ ownership describing the potential impact on the business if business funds are used for closing. Provide for all business assets. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached LOE showing the business will not be impacted - Seller-03/11/2026
 Ready for Review-Yes, The $61,098.20 business funds are for reserves only, This is to cover the 3 months reserves amount of $24,432.42 and most of the XX 30day required reserves $38,772 = -$2,106.22 still needed assets. The verified December XX Bank acct XX has $189,442.26 assets, and funds are sufficient to cover the cash required to close $162.243.92 and the $2,106.22 of the reserves still needed from the first line. That leaves an additional $25,092.12 in excess of funds verified. Please expedite this to be cleared as soon as possible - Seller-03/11/2026
 Ready for Review-Please escalate this matter for manager review, Lender notes Since XX Bank Acct XX Balance $61,098.20 is not being liquidated for closing, the LOX is not required.  Per guide, the LOX is only required if the funds will be pulled from the account and used for the Closing Funds.  Said Business acct. is not being liquidated, and We only need to know how the business will be impacted if the funds are liquidated.  Please expedite this to be cleared as soon as possible - Seller-03/04/2026
 Ready for Review-Document Uploaded. The funds in XX Bank Account ending XX, with a current balance of $61,098.20, are being used solely to satisfy reserve requirements and are not being applied toward closing costs. Because these assets are not used for down payment, closing, or any borrower‑paid transaction costs, they fall outside the scope of the NON‑QM guideline requiring “a Letter of Explanation executed by the majority of the business ownership describing the potential impact on the business if business funds are used for closing.”. We are requesting manager-level review of this matter, as the lender confirms that the business funds are not used for closing, No Letter of Explanation from majority owners is required, and No exception is needed when business assets are used strictly as reserves. Based on these facts, the request for an LOE appears to be inconsistent with the published NON‑QM requirements.  - Seller-02/21/2026
 Ready for Review-Document Uploaded.  - Seller-02/13/2026
 Ready for Review-Document Uploaded. Removed Biz funds as not needed to close, & Hit DTI ratio with XX OPEN acct.  Please see attached FTC recalculation without Biz use of funds and changed XX OPEN account to a DTI HIT…  - Seller-02/13/2026
 Ready for Review-Document Uploaded. Lender Notes the loan application was made on "12.XX.2025" date as recorded via LOS Tracking system, as it was date stamped with said measures. The initial disclosures were sent out on same day, which then were e-signed on 1.2.2026. Therefore, loan meets the NON QM guidelines, with the application date as of 12.XX.2025 and biz statements dated 10.31.2025  - Seller-02/13/2026
Resolved-Received LOE. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 741 Required is 680 Borrower has 741

Qualifying DTI below maximum allowed - Required is 45 Borrower has 12.71 Required is 45 Borrower has 12.71

																										LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	XX
174	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8013	2026-02-12 13:53	2026-03-09 13:58	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Upon further review, NJ does not require the signature to be dated. - Due Diligence Vendor-03/09/2026

Ready for Review-Not a valid counter, Please escalate this matter for manager review as TPR counters are looping without resolution. The lender does not regulate the completeness of the purchase contract and does not require signature dates to be entered. Lenders focus on loan qualification, underwriting, and ensuring the contract is valid for lending purposes. They do not enforce how complete the purchase contract is beyond what they need for underwriting. They also do not require dates on signatures as a lending requirement. State DRE (Department of Real Estate) regulates real‑estate contract requirements, including signature dating, compliance, and forms adherence. Please expedite this to be cleared as soon as possible - Seller-03/06/2026

Counter-Purchase contract is dated 12/23 however the buyer and seller did not date the contract upon signing.  Finding Remains - Due Diligence Vendor-03/06/2026

Ready for Review-Document Uploaded. Please see attached is the fully executed initial Purchase agreement copy and addendum provided previously. Please expedite this to be cleared as soon as possible - Seller-03/05/2026

Counter-Received seller signature date on contract addendum.  Missing date on original purchase contract or confirmation of final contract date as appraisal notes 12/25/25 - Due Diligence Vendor-02/17/2026

Ready for Review-Lender notes the purchase agreement date is superseded by the most current dated chain of terms, please see attached the most current 01.14.2026 Purchase Addendum signed by all parties.    - Seller-02/13/2026

Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. Document to be dated. Date is missing from page 1 and signatures - Due Diligence Vendor-02/12/2026	Ready for Review-Not a valid counter, Please escalate this matter for manager review as TPR counters are looping without resolution. The lender does not regulate the completeness of the purchase contract and does not require signature dates to be entered. Lenders focus on loan qualification, underwriting, and ensuring the contract is valid for lending purposes. They do not enforce how complete the purchase contract is beyond what they need for underwriting. They also do not require dates on signatures as a lending requirement. State DRE (Department of Real Estate) regulates real‑estate contract requirements, including signature dating, compliance, and forms adherence. Please expedite this to be cleared as soon as possible - Seller-03/06/2026

 Ready for Review-Document Uploaded. Please see attached is the fully executed initial Purchase agreement copy and addendum provided previously. Please expedite this to be cleared as soon as possible - Seller-03/05/2026

 Ready for Review-Lender notes the purchase agreement date is superseded by the most current dated chain of terms, please see attached the most current 01.14.2026 Purchase Addendum signed by all parties.    - Seller-02/13/2026

Resolved-Upon further review, NJ does not require the signature to be dated. - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 741 Required is 680 Borrower has 741

Qualifying DTI below maximum allowed - Required is 45 Borrower has 12.71 Required is 45 Borrower has 12.71

																										LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	XX
174	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1437	2026-02-12 14:19	2026-02-24 14:17	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Received documentation to support the initial application date is 12/29/2025 - Due Diligence Vendor-02/24/2026
Ready for Review- Please escalate for manager review, Again the 1003 generated on XXX was signed on 1.2.2026 (it is the same document). Please read uploaded items - Seller-02/20/2026
Counter-Received 1003 dated 1/2/26.  Missing 1003 dated 12/29. - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Please escalate for manager review, please read pages 47-55 of initial uploads original 1003 has been provided. see attached  - Seller-02/18/2026
Counter-Received disclosure tracking.  Provide initial application dated 12/29.  Compliance review required.   - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. Lender Notes the loan application was made on "12.XX.2025" date as recorded via LOS Tracking system, as it was date stamped with said measures. The initial disclosures were sent out on same day, which then were e-signed on 1.2.2026. Therefore, loan meets the NON QM guidelines, with the application date as of XXX and biz statements dated 10.31.2025  - Seller-02/13/2026
Open-Income and Employment Do Not Meet Guidelines Assets used for income: Most recent statement must be dated within 60 days of application date. Most recent statement provided is dated 10/31/2025m application date is 1/2/2026 - Due Diligence Vendor-02/12/2026	Ready for Review- Please escalate for manager review, Again the 1003 generated on 12.XX.2025 was signed on 1.2.2026 (it is the same document). Please read uploaded items - Seller-02/20/2026
 Ready for Review-Document Uploaded. Please escalate for manager review, please read pages 47-55 of initial uploads original 1003 has been provided. see attached  - Seller-02/18/2026
 Ready for Review-Document Uploaded. Lender Notes the loan application was made on "XXX" date as recorded via LOS Tracking system, as it was date stamped with said measures. The initial disclosures were sent out on same day, which then were e-signed on 1.2.2026. Therefore, loan meets the NON QM guidelines, with the application date as of 12.XX.2025 and biz statements dated 10.31.2025  - Seller-02/13/2026
Resolved-Received documentation to support the initial application date is 12/29/2025 - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 741 Required is 680 Borrower has 741

Qualifying DTI below maximum allowed - Required is 45 Borrower has 12.71 Required is 45 Borrower has 12.71

																										LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	XX
174	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE2502	2026-02-12 15:13	2026-02-17 16:31	Resolved	1 - Information	C	A	Credit	Eligibility	Transaction is not arm's length	Resolved-Upon further review, the loan file contained all required arms length documentation including appraisal and $100k EMD verified. - Due Diligence Vendor-02/17/2026

Ready for Review-The lender notes that the tenant’s acquisition of the subject property from the seller does not constitute any relationship between the parties other than their existing landlord–tenant accord, and therefore requires no further explanation. Additionally, please see the appraisal report, which contains comments addressing this matter: ‘Non–arm’s-length sale; the contract appears reasonable/between owner and tenant.’” - Seller-02/13/2026

Open-A Letter of Explanation regarding the relationship between the parties is required. - Due Diligence Vendor-02/12/2026	Ready for Review-The lender notes that the tenant’s acquisition of the subject property from the seller does not constitute any relationship between the parties other than their existing landlord–tenant accord, and therefore requires no further explanation. Additionally, please see the appraisal report, which contains comments addressing this matter: ‘Non–arm’s-length sale; the contract appears reasonable/between owner and tenant.’” - Seller-02/13/2026

Resolved-Upon further review, the loan file contained all required arms length documentation including appraisal and $100k EMD verified. - Due Diligence Vendor-02/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 741 Required is 680 Borrower has 741

Qualifying DTI below maximum allowed - Required is 45 Borrower has 12.71 Required is 45 Borrower has 12.71

																										LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	XX
171	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE7497	2026-02-24 14:21	2026-02-27 13:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Please see attached $200 HOA billing  - Seller-02/26/2026
Open-Missing for property 3c-XX Missing the HOA fees. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached $200 HOA billing - Seller-02/26/2026	Resolved-Received HOA. - Due Diligence Vendor-02/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 768 Required is 720 Borrower has 768

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.84 Required is 50 Borrower has 31.15		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
171	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE0044	2026-02-25 13:18	2026-02-27 13:12	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, the loan file contained all required credit inquiry documentation - Due Diligence Vendor-02/27/2026
Ready for Review-Not a valid finding, Lender notes the Credit inquiries do not require explanations, due to XX is the broker on the subject loan that pulled credit on 12.16.2025 and XX Reissued same credit on 12.18.2025 to validate data. B2 application 2 also has same broker “XX” of which pulled credit and XX reissued 12.18.2025 and no need for explanation is warranted. Please expedite this to be cleared as soon as possible - Seller-02/26/2026
Open-LOX for credit inquiries is missing. Missing LOX for credit inquiries is missing for each borrowers. - Due Diligence Vendor-02/25/2026	Ready for Review-Not a valid finding, Lender notes the Credit inquiries do not require explanations, due to XX is the broker on the subject loan that pulled credit on 12.16.2025 and XX Reissued same credit on 12.18.2025 to validate data. B2 application 2 also has same broker “XX” of which pulled credit and XX reissued 12.18.2025 and no need for explanation is warranted. Please expedite this to be cleared as soon as possible - Seller-02/26/2026
Resolved-Upon further review, the loan file contained all required credit inquiry documentation - Due Diligence Vendor-02/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 768 Required is 720 Borrower has 768

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.84 Required is 50 Borrower has 31.15		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
191	XX	XX	C	A	C	A	A	A	C	A	Closed	FVAL2477	2026-04-08 12:08	2026-04-17 12:01	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-Received correct Appraisal to reflect 29 Units - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/15/2026
Counter-Please provide revised appraisal report reflecting the number of units.  - Due Diligence Vendor-04/10/2026
Ready for Review-Questionnaire, Master Policy, and Recent building inspection all support 29 units. Please note that it is not our requirement for the Appraisal and Condo Questionnaire to match. We note that the Appraiser does not always have the most up to date information; therefore, we compare the data and use the information provided by the HOA as it would be the most recent and updated information.  - Seller-04/08/2026
Open-Appraisal indicates 28 units, but Condo Questionnaire states 29. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/15/2026

 Ready for Review-Questionnaire, Master Policy, and Recent building inspection all support 29 units. Please note that it is not our requirement for the Appraisal and Condo Questionnaire to match. We note that the Appraiser does not always have the most up to date information; therefore, we compare the data and use the information provided by the HOA as it would be the most recent and updated information.  - Seller-04/08/2026

																									Resolved-Received correct Appraisal to reflect 29 Units - Due Diligence Vendor-04/17/2026	Credit history exceeds minimum required - Borrower exceeds minm 3 tradelines for 12 months requirements. Months Reserves exceed minimum required - Minm 6, Borrower has 11.94		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
191	XX	XX	C	A	C	A	A	A	C	A	Closed	FCRE1206	2026-04-07 14:16	2026-04-10 12:27	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received revised Drive/Fraud Report last run 04/08/2026 with updated participants in the transaction to include: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agent, NBS also included. - Due Diligence Vendor-04/10/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/08/2026

Open-All Interested Parties Not Checked with Exclusionary Lists Additional Seller/Owner was not included in Fraud Report search. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026	Resolved-Received revised Drive/Fraud Report last run 04/08/2026 with updated participants in the transaction to include: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agent, NBS also included. - Due Diligence Vendor-04/10/2026

																										Credit history exceeds minimum required - Borrower exceeds minm 3 tradelines for 12 months requirements. Months Reserves exceed minimum required - Minm 6, Borrower has 11.94		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1316	2026-04-08 13:05	2026-04-20 09:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Work number VOE provided. - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. Please see attached the work number verified on 3.31.2026 - Seller-04/17/2026
Counter-Snip of a WVOE provided, however it does not reflect a name. Please provide the WVOE, additional findings may apply. - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. Disagree, NON QM Guideline 5.1.25 has been met, Lender notes the 3.31.206 CPA verification letter is within 10 days of the loan Note closed 04.XX.2026, does suffice.  - Seller-04/08/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing the VOE Prior to Close with XXX. Upon receipt of the condition additional information maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached the work number verified on 3.31.2026 - Seller-04/17/2026
 Ready for Review-Document Uploaded. Disagree, NON QM Guideline 5.1.25 has been met, Lender notes the 3.31.206 CPA verification letter is within 10 days of the loan Note closed 04.XX.2026, does suffice.  - Seller-04/08/2026
Resolved-Work number VOE provided. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1325	2026-04-08 13:05	2026-04-20 09:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. Disagree, NON QM Guideline 5.1.26 has been met, Lender notes the 3.25.2026 CPA verification letter is within 60 days of the loan Note closed 04.XX.2026, does suffice.  - Seller-04/08/2026
Open-Borrower 1 CPA Letter Missing Missing the CPA Letter confirming the borrower's self employment. Upon receipt of the condition, additional conditions maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Disagree, NON QM Guideline 5.1.26 has been met, Lender notes the 3.25.2026 CPA verification letter is within 60 days of the loan Note closed 04.XX.2026, does suffice. - Seller-04/08/2026
Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1304	2026-04-08 13:05	2026-04-20 09:36	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Resolved-The borrower gross receipts almost doubled. The expenses increased due to a business expansion. - Due Diligence Vendor-04/20/2026

Ready for Review-Please note that the Tax Returns clearly show an upward trend in in Gross Receipts from $1,119,911 in 2023 to $1,973,000 in 2024.  Reviewing the Schedule C, it is reflected that the decrease in Net Earnings was due to the business increasing and the borrower expanding the office (Cost Increased from $0 to $81,230) and the borrower having to subcontract work, which totaled an additional $1,170,000.00 expense.

Can this finding please be reconsidered since the lower income was used, and it is reasonable for income to decrease, due to additional expenses, as a business is expanding.  The increase in gross receipts should be sufficient to evidence the business is operating and stable.

Your assistance with this finding will be greatly appreciated. - Seller-04/17/2026

Open-Income 1 Income Trend is Decreasing Missing supporting documentation and explanation for the decrease in self employment income and that it will not continue. Since guidelines are silent, follow FNMA requirements and income may not be considered if the income trend is unstable. Upon receipt additional information maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Please note that the Tax Returns clearly show an upward trend in in Gross Receipts from $1,119,911 in 2023 to $1,973,000 in 2024. Reviewing the Schedule C, it is reflected that the decrease in Net Earnings was due to the business increasing and the borrower expanding the office (Cost Increased from $0 to $81,230) and the borrower having to subcontract work, which totaled an additional $1,170,000.00 expense.

Can this finding please be reconsidered since the lower income was used, and it is reasonable for income to decrease, due to additional expenses, as a business is expanding.  The increase in gross receipts should be sufficient to evidence the business is operating and stable.

Your assistance with this finding will be greatly appreciated. - Seller-04/17/2026

Resolved-The borrower gross receipts almost doubled. The expenses increased due to a business expansion. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1319	2026-04-08 14:05	2026-04-20 09:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Upon review of the 2023 and 2024 tax transcripts, there is nothing shown at the top as a past due payment, late fees etc - Due Diligence Vendor-04/10/2026
Ready for Review-Disagree, Please see supervisor, not valid; Lender notes it appears this finding has come up often and each response has been that said taxes owed are not delinquent. The Presence of an “Amount you Owe” on a 1040 TR is not evidence of delinquency and does not, by it’s self, require the lender to obtain proof of payment. A balance due at filing under-withholding for the year, and tax payers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS lien. Without any evidence of delinquency, there is no requirement in XX or Fannie-mae guidelines, that requires post-filing tax payments. Because the return reflects only a normal year-end balance due and not a delinquent tax obligation, documentation of payment is not required.  Please expedite this to be cleared as soon as possible
 - Seller-04/08/2026
Open-Missing proof that the 2024 and 2023 taxes owned on the 1040s have been paid. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Disagree, Please see supervisor, not valid; Lender notes it appears this finding has come up often and each response has been that said taxes owed are not delinquent. The Presence of an “Amount you Owe” on a 1040 TR is not evidence of delinquency and does not, by it’s self, require the lender to obtain proof of payment. A balance due at filing under-withholding for the year, and tax payers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS lien. Without any evidence of delinquency, there is no requirement in XX or Fannie-mae guidelines, that requires post-filing tax payments. Because the return reflects only a normal year-end balance due and not a delinquent tax obligation, documentation of payment is not required. Please expedite this to be cleared as soon as possible
 - Seller-04/08/2026
Resolved-Upon review of the 2023 and 2024 tax transcripts, there is nothing shown at the top as a past due payment, late fees etc - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE5782	2026-04-08 13:20	2026-04-10 15:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received UDM - Due Diligence Vendor-04/10/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/09/2026

Open-Borrower 1 Gap Credit Report is Missing Missing the GAP Credit Report/ Undisclosed Debt Monitoring Report. Upon receipt additional information maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/09/2026	Resolved-Received UDM - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1206	2026-04-08 13:22	2026-04-10 15:13	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-04/10/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/09/2026

Open-All Interested Parties Not Checked with Exclusionary Lists Missing Exclusionary List for all interested parties. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/09/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1205	2026-04-08 13:22	2026-04-10 15:13	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-04/10/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/09/2026

Open-OFAC Check Not Completed and/or Cleared Missing OFAC Check for all required parties. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/09/2026	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1201	2026-04-08 13:22	2026-04-10 15:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received Fraud Report. - Due Diligence Vendor-04/10/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/09/2026

Open-Missing Third Party Fraud Report Missing the Fraud Report. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/09/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
180	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE8705	2026-04-08 14:42	2026-04-08 14:43	Waived	2 - Non-Material	C	B	Credit	Eligibility	Excessive Seller Contributions	Waived-Originator exception granted to allow excessive third party contributions, Non-material waiver applied with comp factors.non-material due to FICO and employment time. - Due Diligence Vendor-04/08/2026

Open-7.% Seller concessions - Due Diligence Vendor-04/08/2026	Waived-Originator exception granted to allow excessive third party contributions, Non-material waiver applied with comp factors.non-material due to FICO and employment time. - Due Diligence Vendor-04/08/2026

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732

LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.07		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	Originator Post-Close	Yes	XX
193	XX	XX	C	B	C	A	B	B	A	A	Closed	FCRE1384	2026-04-08 17:39	2026-04-20 13:16	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 3 Tax Returns Not Signed	Resolved-Tax transcripts were provided. - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. Please see attached 2023 K1 also located on initial package upload page 626.  Please expedite this to be cleared as soon as possible - Seller-04/17/2026
Counter-Received explanation regarding transcripts being present in file, upon further review, returns must be signed or accompanied by transcripts- this is resolved. However condition remains as Borrower 3-XX 2023 K1 for XXX and XXX remains incomplete.   - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. Lender notes the Transcripts were obtained (already provided to TPR) and therefore do not require the tax returns to be signed. See Page 652  –   Borrower 3 Tax Returns transcripts, Also attached again   - Seller-04/09/2026
Open-Borrower 3 Tax Returns Not Signed Missing Borrower 3 (XXX) 2023 K1 from XXX and XXX. Upon receipt additional information maybe required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached 2023 K1 also located on initial package upload page 626. Please expedite this to be cleared as soon as possible - Seller-04/17/2026

 Ready for Review-Document Uploaded. Lender notes the Transcripts were obtained (already provided to TPR) and therefore do not require the tax returns to be signed. See Page 652  –   Borrower 3 Tax Returns transcripts, Also attached again   - Seller-04/09/2026

Resolved-Tax transcripts were provided. - Due Diligence Vendor-04/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.16

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 744

																										LTV is less than guideline maximum - Required is 85 Borrower has 74.48		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
193	XX	XX	C	B	C	A	B	B	A	A	Closed	FCOM1301	2026-04-07 11:50	2026-04-07 14:33	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/07/2026	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.16

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 744

																										LTV is less than guideline maximum - Required is 85 Borrower has 74.48		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Purchase	NA	Originator Post-Close	No	XX
187	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0044	2026-04-10 16:15	2026-04-20 14:38	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-LOX for credit inquiries was provided. - Due Diligence Vendor-04/20/2026

Ready for Review-Please see attached  - Seller-04/17/2026

Open-LOX for credit inquiries is missing. Provide LOX for credit inquiries within 90 days of credit report date. - Due Diligence Vendor-04/10/2026	Ready for Review-Please see attached - Seller-04/17/2026	Resolved-LOX for credit inquiries was provided. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681

LTV is less than guideline maximum - Required is 85 Borrower has 80

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 13		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	FL	Primary Residence	Purchase	NA	N/A	N/A	XX
178	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-09 12:50	2026-04-20 14:35	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM for the subject property was provided. - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. Please see attached Subject VOM shows never late  - Seller-04/17/2026
Counter-Received VOR for XX and Property profile for XX. Condition remains This condition pertains to VOR/VOM Subject property address is  XX (File pages 200-201-203 VOM for  XX) - Due Diligence Vendor-04/15/2026
Ready for Review-Document Uploaded. Lender notes the Primary is owned free and clear and see VOR for prior to September 2025   - Seller-04/13/2026
Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory housing history for the subject property. Additional conditions may apply. - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Please see attached Subject VOM shows never late - Seller-04/17/2026

 Ready for Review-Document Uploaded. Lender notes the Primary is owned free and clear and see VOR for prior to September 2025   - Seller-04/13/2026

Resolved-VOM for the subject property was provided. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 698

DSCR % greater than 1.20 - .
 Required is 0 Borrower has 1.396

																										LTV is less than guideline maximum - Required is 70 Borrower has 51.61		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
194	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7009	2026-04-10 15:37	2026-04-21 16:36	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Property located in Florida, replacement cost. - Due Diligence Vendor-04/21/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/17/2026
Counter-Received Checklist of Coverage dated 03/XX/2026 for Policy Number XX  reflecting Dwelling Limit of insurance $XX, Limit of insurance for other structures $18k, Personal property $XX. Policy in file is XX XX . Please provide the Policy Number XX reflected on Checklist of Coverage dated 03/31/2026
 - Due Diligence Vendor-04/15/2026
Ready for Review-Document Uploaded. Based on the attached, the HOI coverage is sufficient.  - Seller-04/13/2026
Open-Insufficient Coverage Amount for Insured Subject Property. HOI reflects Insufficient Coverage Amount for Insured Subject Property. - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/17/2026 Ready for Review-Document Uploaded. Based on the attached, the HOI coverage is sufficient. - Seller-04/13/2026	Resolved-Property located in Florida, replacement cost. - Due Diligence Vendor-04/21/2026	LTV is less than guideline maximum - LTV of 70% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 70

Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 713 which exceeds the minimum of 660 Required is 660 Borrower has 713

																										Qualifying DTI below maximum allowed - DTI of 37.67% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 37.67		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
194	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1964	2026-04-10 16:36	2026-04-15 11:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Received CD for Loan#XX reflecting PI $5685.01 + TIA $1192.69 = $6877.70 supports 1003 Figures $6878. - Due Diligence Vendor-04/15/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/13/2026
Open-Missing documentation for primary residence Loan recently closed Loan#XX
REO expenses taken from 1003. - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/13/2026	Resolved-Received CD for Loan#XX reflecting PI $5685.01 + TIA $1192.69 = $6877.70 supports 1003 Figures $6878. - Due Diligence Vendor-04/15/2026	LTV is less than guideline maximum - LTV of 70% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 70

Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 713 which exceeds the minimum of 660 Required is 660 Borrower has 713

																										Qualifying DTI below maximum allowed - DTI of 37.67% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 37.67		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
192	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1317	2026-04-10 10:25	2026-04-17 11:39	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Resolved-Upon further review - 2+ Year self-employment is documented on 1003 - Due Diligence Vendor-04/17/2026
Ready for Review-Counter is not valid, lender verified 12mo XX via Bank stmts and this NON QM loan scenario does not require to verify prior employments... no further documentation is required, Please expedite this to be cleared as soon as possible - Seller-04/17/2026
Counter-Received 1003 already present in file reflecting prior employer Ramped Careers for the dates 03/01/2020 - 12/01/2025.  Please provide 3rd party verification for this employer/dates. - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Lender notes the prior employment history is stated on section 1d of the 1003 URLA loan application, See attached  - Seller-04/14/2026
Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months Lender to verify a full 2 years of employment for borrower. - Due Diligence Vendor-04/10/2026	Ready for Review-Counter is not valid, lender verified 12mo XX via Bank stmts and this NON QM loan scenario does not require to verify prior employments... no further documentation is required, Please expedite this to be cleared as soon as possible - Seller-04/17/2026
 Ready for Review-Document Uploaded. Lender notes the prior employment history is stated on section 1d of the 1003 URLA loan application, See attached  - Seller-04/14/2026
Resolved-Upon further review - 2+ Year self-employment is documented on 1003 - Due Diligence Vendor-04/17/2026	Qualifying DTI below maximum allowed - .Required is 50 Borrower has 36.33 Required is 50 Borrower has 36.33

LTV is less than guideline maximum - .Required is 80 Borrower has 70 Required is 80 Borrower has 70

																										Qualifying FICO score is at least 20 points above minimum for program - .Required is 660 Borrower has 773 Required is 660 Borrower has 773		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
192	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-04-10 10:25	2026-04-17 11:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Upon further review - CPA Letter is not required. Per Op Agreement 100% Member and Sec of State search on 3/26/2026 shows Good Standing - Due Diligence Vendor-04/17/2026

Ready for Review-Document Uploaded. Invalid counter due to there is no such guide section of 5.2.26, Lender notes verification has been met according to Non QM 5.1.26 guidelines and no further docs are required, TPR has already cleared other VOE concerns. Please expedite this to be cleared as soon as possible - Seller-04/17/2026

Counter-Received Business narrative completed by the borrower. Condition remains. per guideliens "5.2.26 Verification for Self- Employed Borrowers on LLC/Corporation verification if the If the borrower’s business is registered as single-member LLC/Corporation then the borrower must provide Articles of Incorporation and most recent filing with secretary of state. If articles of Incorporation do not list its owners, then CPA Letter with Ownership Breakdown or Addendum will be required. Certified Public Accountant (CPA), an IRS Enrolled Agent (EA), a CTEC registered tax preparer, PTIN, or a Tax Attorney must have either filed or reviewed previous year returns or financial audit". Operating agreement p 191, missing most recent filing. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. CPA letter is not required, see Business Narrative attached and Please expedite this to be cleared as soon as possible - Seller-04/14/2026

Open-Borrower 1 CPA Letter Missing Borrower 1 CPA & Business Narative Letter Missing - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Invalid counter due to there is no such guide section of 5.2.26, Lender notes verification has been met according to Non QM 5.1.26 guidelines and no further docs are required, TPR has already cleared other VOE concerns. Please expedite this to be cleared as soon as possible - Seller-04/17/2026

 Ready for Review-Document Uploaded. CPA letter is not required, see Business Narrative attached and Please expedite this to be cleared as soon as possible - Seller-04/14/2026

Resolved-Upon further review - CPA Letter is not required. Per Op Agreement 100% Member and Sec of State search on 3/26/2026 shows Good Standing - Due Diligence Vendor-04/17/2026	Qualifying DTI below maximum allowed - .Required is 50 Borrower has 36.33 Required is 50 Borrower has 36.33

LTV is less than guideline maximum - .Required is 80 Borrower has 70 Required is 80 Borrower has 70

																										Qualifying FICO score is at least 20 points above minimum for program - .Required is 660 Borrower has 773 Required is 660 Borrower has 773		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
192	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE5790	2026-04-10 10:44	2026-04-16 12:50	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received Fraud report/Drive reflecting last score UDM 04/01/2026 within 10 days of note date 04/09/2026. - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Please see attached shows score update 04.01 is less than 10 days of NOTE Closed date 04.XX.2026. - Seller-04/14/2026
Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date) - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached shows score update 04.01 is less than 10 days of NOTE Closed date 04.09.2026. - Seller-04/14/2026	Resolved-Received Fraud report/Drive reflecting last score UDM 04/01/2026 within 10 days of note date 04/XX/2026. - Due Diligence Vendor-04/16/2026	Qualifying DTI below maximum allowed - .Required is 50 Borrower has 36.33 Required is 50 Borrower has 36.33

LTV is less than guideline maximum - .Required is 80 Borrower has 70 Required is 80 Borrower has 70

																										Qualifying FICO score is at least 20 points above minimum for program - .Required is 660 Borrower has 773 Required is 660 Borrower has 773		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
192	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-04-10 10:25	2026-04-16 12:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received SD SOS 03/26/2026 verification XX is in good standing - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Please see attached docs dated 3.XX.2026 is less than 60 days of the note 4.XX.2026  - Seller-04/14/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached docs dated 3.26.2026 is less than 60 days of the note 4.XX.2026 - Seller-04/14/2026	Resolved-Received SD SOS 03/26/2026 verification XXX is in good standing - Due Diligence Vendor-04/16/2026	Qualifying DTI below maximum allowed - .Required is 50 Borrower has 36.33 Required is 50 Borrower has 36.33

LTV is less than guideline maximum - .Required is 80 Borrower has 70 Required is 80 Borrower has 70

																										Qualifying FICO score is at least 20 points above minimum for program - .Required is 660 Borrower has 773 Required is 660 Borrower has 773		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
177	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE7347	2026-04-10 13:14	2026-04-20 14:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Market rent provided with ADU. - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded.  - Seller-04/17/2026

Ready for Review-Document Uploaded. This is a DSCR loan, and the rental income utilized for qualification is based on the market rent provided in the appraisal.

The appraiser provided a Form 1007 for both the main house and the ADU, reflecting market rent of $2,500 for the main house and $2,050 for the ADU, totaling $4,050. No rental income above the appraised market rent has been used in the DSCR calculation.

As the income is derived from market rent and not from an executed lease agreement, there is no lease or rental receipt documentation available. Please clear this finding.  - Seller-04/17/2026

Open-Please provide copy of lease for subject property. Please provide proof of 2 months’ receipt of rental income (required due to rent amount being over 20% above market amount). - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. - Seller-04/17/2026

 Ready for Review-Document Uploaded. This is a DSCR loan, and the rental income utilized for qualification is based on the market rent provided in the appraisal.

The appraiser provided a Form 1007 for both the main house and the ADU, reflecting market rent of $2,500 for the main house and $2,050 for the ADU, totaling $4,050. No rental income above the appraised market rent has been used in the DSCR calculation.

As the income is derived from market rent and not from an executed lease agreement, there is no lease or rental receipt documentation available. Please clear this finding.  - Seller-04/17/2026

Resolved-Market rent provided with ADU. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 739 Required is 700 Borrower has 739

																										Months Reserves exceed minimum required - 12 required, borrower has 23.82 months provided.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
177	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-04-13 19:50	2026-04-20 14:22	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow 11 months for investor experience (updated 1003 and rent free letter provided). Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded. The borrower’s primary residence is rent-free, as confirmed by the executed rent-free letter provided in the file.

The initial credit application reflected $500 monthly rent; however, this was a clerical error. An updated 1003 has been uploaded to correctly reflect that the borrower resides at the property rent-free.

Based on the corrected 1003 and supporting rent-free documentation, no verification of rent (VOR) or cancelled checks are applicable for the subject housing history. Please clear this finding.  - Seller-04/17/2026

Open-Housing History Does Not Meet Guideline Requirements Please provide 12 month VOR or 12 months cancelled checks for 12 month housing history on borrower's primary residence. Credit application reflects borrower has been renting at current residence ($500/monthly) for over 2 years. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. The borrower’s primary residence is rent-free, as confirmed by the executed rent-free letter provided in the file.

The initial credit application reflected $500 monthly rent; however, this was a clerical error. An updated 1003 has been uploaded to correctly reflect that the borrower resides at the property rent-free.

Based on the corrected 1003 and supporting rent-free documentation, no verification of rent (VOR) or cancelled checks are applicable for the subject housing history. Please clear this finding.  - Seller-04/17/2026

Waived-Originator exception granted to allow 11 months for investor experience (updated 1003 and rent free letter provided). Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-04/20/2026

Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 739 Required is 700 Borrower has 739

																										Months Reserves exceed minimum required - 12 required, borrower has 23.82 months provided.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	WA	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	XX
177	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1205	2026-04-10 12:37	2026-04-16 11:09	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud report 04/14/2026 1000 pass added participants all ofac clear. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. Please see attached Final DV report - Loan Participant Analysis for appraiser, appraisal company, escrow company and escrow officer. No matches found. Please clear this finding.  - Seller-04/14/2026

Open-OFAC Check Not Completed and/or Cleared OFAC check missing, please provide - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached Final DV report - Loan Participant Analysis for appraiser, appraisal company, escrow company and escrow officer. No matches found. Please clear this finding. - Seller-04/14/2026

Resolved-Received Fraud report 04/14/2026 1000 pass added participants all ofac clear. - Due Diligence Vendor-04/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 739 Required is 700 Borrower has 739

																										Months Reserves exceed minimum required - 12 required, borrower has 23.82 months provided.		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
198	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-04-13 11:21	2026-04-20 15:46	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received PITI components of REO3a and 3c, verified no HOA on 3c. Revised 1003/1008. Audit and Lender DTI's in line. - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. Please see 1003 reflects with HOA for 3a, as well as explanation REO 3c xx mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65. Please expedite this to be cleared as soon as possible - Seller-04/16/2026
Ready for Review-Document Uploaded. Please see 1003 reflects No HOA for 3a, as well as explanation REO 3c xx mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65 - Seller-04/16/2026
Counter-pending docs - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Please see attached supporting docs for: 3a. XX ** see HOA $696.95 paid to XXand 3c. XX(Inv) PITI (No HOA) per credit report XX mtg $356,712 / $1,991 Taxes $1,504.19, HOI $290.46, No HOA per Property profile attached shows SFR land use and not in a community.  Please expedite this to be cleared as soon as possible - Seller-04/14/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of conditions the ATR/QM will be reviewed and determined. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. Please see 1003 reflects with HOA for 3a, as well as explanation REO 3c XX mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65. Please expedite this to be cleared as soon as possible - Seller-04/16/2026
 Ready for Review-Document Uploaded. Please see 1003 reflects No HOA for 3a, as well as explanation REO 3c XX mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65 - Seller-04/16/2026
 Ready for Review-Document Uploaded. Please see attached supporting docs for: 3a. XX (Inv) ** see HOA $696.95 paid to XX Ownership Association and 3c. XX (Inv) PITI (No HOA) per credit report XX mtg $356,712 / $1,991 Taxes $1,504.19, HOI $290.46, No HOA per Property profile attached shows SFR land use and not in a community.  Please expedite this to be cleared as soon as possible - Seller-04/14/2026
Resolved-Received PITI components of REO3a and 3c, verified no HOA on 3c. Revised 1003/1008. Audit and Lender DTI's in line. - Due Diligence Vendor-04/20/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 18.49 Required is 50 Borrower has 18.49

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 50 Required is 85 Borrower has 50

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 786 Required is 660 Borrower has 786		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
198	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-04-13 11:29	2026-04-20 15:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received revised 1003/1008. 3c TI $1,794.64 - Due Diligence Vendor-04/20/2026
Ready for Review-Please see 1003 reflects with HOA for 3a, as well as explanation REO 3c XX mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65. Please expedite this to be cleared as soon as possible - Seller-04/16/2026
Ready for Review-Document Uploaded. Please see 1003 reflects No HOA for 3a, as well as explanation REO 3c XX mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65. Please expedite this to be cleared as soon as possible - Seller-04/16/2026
Counter-Received verification of HOA for 3a, as well as explanation REO 3c xx mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.64. Final 1003 3c reflects monthly insurance, Taxes and Association dues $1,904.19. Condition pending receipt of revised 1003 that mirrors 3c actual PITI components. - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Please see attached supporting docs for: 3a. XX(Inv) ** see HOA $696.95 paid toXXOwnership Association and 3c. XX(Inv) PITI (No HOA) per credit report XX mtg $356,712 / $1,991 Taxes $1,504.19, HOI $290.46, No HOA per Property profile attached shows SFR land use and not in a community.  Please expedite this to be cleared as soon as possible - Seller-04/14/2026
Open-Missing for the properties the following: 3a missing HOA and 3c the Mortgage statement and proof that the monthly HOI, Taxs and HOA, etc of $1904.19/mth. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/13/2026	Ready for Review-Please see 1003 reflects with HOA for 3a, as well as explanation REO 3c xx mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65. Please expedite this to be cleared as soon as possible - Seller-04/16/2026
 Ready for Review-Document Uploaded. Please see 1003 reflects No HOA for 3a, as well as explanation REO 3c xx mtg payment PI $1991.00 PI +$1504.19 taxes, $290.46 no hoa total $1,794.65. Please expedite this to be cleared as soon as possible - Seller-04/16/2026
 Ready for Review-Document Uploaded. Please see attached supporting docs for: 3a. XX (Inv) ** see HOA $696.95 paid to VXX Ownership Association and 3c. XX (Inv) PITI (No HOA) per credit report xx mtg $356,712 / $1,991 Taxes $1,504.19, HOI $290.46, No HOA per Property profile attached shows SFR land use and not in a community.  Please expedite this to be cleared as soon as possible - Seller-04/14/2026
Resolved-Received revised 1003/1008. 3c TI $1,794.64 - Due Diligence Vendor-04/20/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 18.49 Required is 50 Borrower has 18.49

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 50 Required is 85 Borrower has 50

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 786 Required is 660 Borrower has 786		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
182	XX	XX	D	A	D	A	A	A	A	A	Closed	FPRO9999	2026-04-13 09:20	2026-04-17 10:30	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-received documentation to support all litigation has been closed or settled. The case that has reached a settlement(XXX) states the settlement will be paid by the associations insurance company. - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. Please see attached snippet of the judgment regarding the condo litigation on page 46 of 449 of the condo full review. The previously disclosed litigation involving the HOA has been fully resolved and is no longer pending and these documents were uploaded to your system.
Per the court docket (pg. 46 of 449), entries dated 07/30/2025 reflect:
• Order of Dismissal (Judgment)
• Voluntary Dismissal WITH PREJUDICE
A dismissal with prejudice confirms the case has been permanently closed and cannot be refiled. Therefore, the litigation is considered finalized with no ongoing liability or impact to the project.
Accordingly, the project does not have active or pending litigation. Please clear this invalid finding.
 - Seller-04/14/2026
Open-The condo project has pending litigation. The case involves an allegation that the plaintiff tripped and fell while jogging in the common area walkway due to “alleged” uneven sidewalk (see pg. 426). The lawsuit is against the HOA, it is Minor, and the lawsuit does not relate to the building’s safety, structural or functionality. The amount disclosed in the lawsuit was $50,000. The file does not indicate insurance will cover the amount. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. Please see attached snippet of the judgment regarding the condo litigation on page 46 of 449 of the condo full review. The previously disclosed litigation involving the HOA has been fully resolved and is no longer pending and these documents were uploaded to your system.
Per the court docket (pg. 46 of 449), entries dated 07/30/2025 reflect:
• Order of Dismissal (Judgment)
• Voluntary Dismissal WITH PREJUDICE
A dismissal with prejudice confirms the case has been permanently closed and cannot be refiled. Therefore, the litigation is considered finalized with no ongoing liability or impact to the project.
Accordingly, the project does not have active or pending litigation. Please clear this invalid finding.
 - Seller-04/14/2026

Resolved-received documentation to support all litigation has been closed or settled. The case that has reached a settlement(XXX) states the settlement will be paid by the associations insurance company. - Due Diligence Vendor-04/17/2026
Credit history exceeds minimum required - Credit history exceeds minimum required

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 737

																										Months Reserves exceed minimum required - Months Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
182	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-04-10 17:50	2026-04-16 13:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received Perm Res card with I751 indicating extend perm res card for 48 months from the date of expiration. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. The borrower’s Permanent Resident Card (Green Card) expired on 03/09/2025. Prior to expiration, the borrower timely filed Form I-751 (Petition to Remove Conditions on Residence) with USCIS.
The file includes USCIS documentation confirming the I-751 filing and automatic extension of conditional permanent resident status for 48 months from the Green Card expiration date. This extension allows the borrower to remain lawfully present in the United States and continue employment authorization during the extension period, when presented with the expired Green Card.
The borrower maintains valid lawful permanent resident status under USCIS extension provisions associated with the pending I-751 petition.
Based on the documentation provided, the borrower meets Non-QM investor guidelines for lawful permanent resident status verification, as the expired Green Card is supported by a valid USCIS-issued extension tied to the I-751 filing. Please clear this finding.  - Seller-04/14/2026

Open-Borrower Citizenship Documentation Is Missing Residence card expired on 03/09/2025 - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. The borrower’s Permanent Resident Card (Green Card) expired on 03/09/2025. Prior to expiration, the borrower timely filed Form I-751 (Petition to Remove Conditions on Residence) with USCIS.
The file includes USCIS documentation confirming the I-751 filing and automatic extension of conditional permanent resident status for 48 months from the Green Card expiration date. This extension allows the borrower to remain lawfully present in the United States and continue employment authorization during the extension period, when presented with the expired Green Card.
The borrower maintains valid lawful permanent resident status under USCIS extension provisions associated with the pending I-751 petition.
Based on the documentation provided, the borrower meets Non-QM investor guidelines for lawful permanent resident status verification, as the expired Green Card is supported by a valid USCIS-issued extension tied to the I-751 filing. Please clear this finding.  - Seller-04/14/2026

Resolved-Received Perm Res card with I751 indicating extend perm res card for 48 months from the date of expiration. - Due Diligence Vendor-04/16/2026	Credit history exceeds minimum required - Credit history exceeds minimum required

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 737

																										Months Reserves exceed minimum required - Months Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
182	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-10 17:45	2026-04-16 13:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. Please see attached VOR for primary residence that was uploaded to your system.  Please clear this finding.  - Seller-04/14/2026

Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rental housing history for the borrower's primary residence. - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached VOR for primary residence that was uploaded to your system. Please clear this finding. - Seller-04/14/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-04/16/2026	Credit history exceeds minimum required - Credit history exceeds minimum required

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 737

																										Months Reserves exceed minimum required - Months Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
182	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE3091	2026-04-10 17:06	2026-04-16 13:21	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Note Date	Resolved-Received Certs of insurance with effective dates from 03/24/2026 through 03/24/2027. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. Please see attached Master Insurance Policy with an expiry date of 3-24-27 which was uploaded to your system. Please clear this finding.  - Seller-04/14/2026

Open-Master Policy Expiration Date of 03-24-2026 is Prior To the Transaction Date of 04-03-2026 Master Policy Expiration Date is Prior To the Note Date. Provided updated master policy. - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached Master Insurance Policy with an expiry date of 3-XX-27 which was uploaded to your system. Please clear this finding. - Seller-04/14/2026	Resolved-Received Certs of insurance with effective dates from 03/XX/2026 through 03/XX/2027. - Due Diligence Vendor-04/16/2026	Credit history exceeds minimum required - Credit history exceeds minimum required

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 737

																										Months Reserves exceed minimum required - Months Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
197	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0197	2026-04-21 09:30	2026-05-05 12:46	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received seller closing statement reflecting payoff of lien #17 in TC as well as discharges for liens #15 & #16. - Due Diligence Vendor-05/05/2026
Ready for Review-Document Uploaded. Please see attached documentation to support both liens had been discharged.  - Seller-05/01/2026
Counter-Final combined Settlement Statement provide, however Commitment is reflecting 3 mortgages and only one mortgage was paid at closing.  Please provide documentation to support the 2 other liens have been paid in full at or prior to closing.  - Due Diligence Vendor-04/30/2026
Ready for Review-Please see attached.  - Seller-04/29/2026
Counter-Received 5 page document including Alta and Seller CD for closing dated 04/XX/2026 property address not the subject property. Condition remains pending receipt of Seller CD for subject property. - Due Diligence Vendor-04/29/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/29/2026
Open-The Final SELLER CD/HUD is missing. Provided executed seller CD/Hud. - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. Please see attached documentation to support both liens had been discharged. - Seller-05/01/2026

 Ready for Review-Please see attached.  - Seller-04/29/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-04/29/2026

																									Resolved-Received seller closing statement reflecting payoff of lien #17 in TC as well as discharges for liens #15 & #16. - Due Diligence Vendor-05/05/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	RI	Investment	Purchase	NA	N/A	N/A	XX
197	XX	XX	D	A	D	A	A	A	A	A	Closed	FCOM1220	2026-04-21 08:02	2026-04-29 11:44	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received complete security instrument inclusive of legal description, date and amount mirror Note in file. - Due Diligence Vendor-04/29/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/27/2026
																							Open-The Deed of Trust is Missing Provided executed correct mortgage and missing legal description. Executed DOT in file is for a different property. DOT associated with property is not executed and is dated 04/XX/2026, while the Note & Final 1003 are dated 04/10/2026. - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026	Resolved-Received complete security instrument inclusive of legal description, date and amount mirror Note in file. - Due Diligence Vendor-04/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	RI	Investment	Purchase	NA	N/A	N/A	XX
197	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1116	2026-04-21 11:51	2026-04-29 11:44	Resolved	1 - Information	C	A	Credit	Closing	Security Instrument Date does not equal Note Date	Resolved-Received Security Instrument, Date matches Note Date - Due Diligence Vendor-04/29/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/27/2026
																							Open-Security Instrument Date does not match the Note Date Unexecuted mortgage date is 4/XX/26 which does not match the Note date. - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026	Resolved-Received Security Instrument, Date matches Note Date - Due Diligence Vendor-04/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	RI	Investment	Purchase	NA	N/A	N/A	XX
183	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-04-13 20:17	2026-05-01 14:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA validation for primary residence. - Due Diligence Vendor-05/01/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/30/2026

Open-Missing documentation which confirms borrower's primary residence association fees; this property is a condo. - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026	Resolved-Received HOA validation for primary residence. - Due Diligence Vendor-05/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 731

Months Reserves exceed minimum required - Reserves:  23 Min 6

Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income: $75,818.93 Min. $1500

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.53		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
183	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1151	2026-04-13 17:00	2026-05-01 14:40	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-05/01/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/30/2026

Open-Unsatisfactory Chain of Title provided. Missing full 24 Month Chain of Title. Title agent provided 03.16.26 memoranda stating title to 06.30.25 but does not define it as a 24 month chain of title so essentially covers less than 24 months, as well as the deeds provided. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-05/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 731

Months Reserves exceed minimum required - Reserves:  23 Min 6

Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income: $75,818.93 Min. $1500

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.53		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	FL	Investment	Purchase	NA	N/A	N/A	XX
188	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1441	2026-04-14 13:56	2026-04-20 16:02	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-Delinquent Credit History Meets Guideline Requirements - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. See attached.  - Seller-04/16/2026
Counter-Despite property being sold, still require to review and evaluate whether the modification resulting in any of the attributes listed in the guidelines 4.10 is subject to housing event seasoning referred to in the matrix for the program. - Due Diligence Vendor-04/16/2026
Ready for Review-Please see attached documentation to support XX is the same as XX which was Sold as indicated on the final 1003.  Both the XX mtg ending XX and XX mtg ending #XX have been paid off with the sale proceeds. - Seller-04/15/2026
Open-Delinquent Credit History Does Not Meet Guideline Requirements B1 REO 3a XX mtg ending XX and XX mtg ending #XX mortgage statements both show deferred balances. Missing a copy of the modification agreements to ensure they meet modification guideline requirements. - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. See attached. - Seller-04/16/2026
 Ready for Review-Please see attached documentation to support XX is the same as XXwhich was Sold as indicated on the final 1003.  Both the XX mtg ending XX and XX mtg ending #XX have been paid off with the sale proceeds. - Seller-04/15/2026
Resolved-Delinquent Credit History Meets Guideline Requirements - Due Diligence Vendor-04/20/2026	Months Reserves exceed minimum required - 38 available, 6 required.

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 705 Required is 680 Borrower has 705

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 49.7 Required is 85 Borrower has 49.7

Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 44.11 Required is 50 Borrower has 44.11

																										On time mortgage history exceeds guideline requirement - On time 17+ years reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
188	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1294	2026-04-14 13:11	2026-04-20 15:58	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Resolved-Short term rental documentation was provided. - Due Diligence Vendor-04/20/2026

Ready for Review-Over 12 months of income is documented in the previously attached document. Please escalate and clear this finding. - Seller-04/16/2026

Open-Income 3 Months Income Verified is Missing - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. Please see attached 12 month lookback. - Seller-04/15/2026

Open-Income 3 Months Income Verified is Missing Missing proof of the rental income of the 12 month lookback for property 3b (XX short term). Upon receipt additional information maybe required. Audit used stated figures on the 1003 at initial review. - Due Diligence Vendor-04/14/2026	Ready for Review-Over 12 months of income is documented in the previously attached document. Please escalate and clear this finding. - Seller-04/16/2026

 Ready for Review-Document Uploaded. Please see attached 12 month lookback. - Seller-04/15/2026

Resolved-Short term rental documentation was provided. - Due Diligence Vendor-04/20/2026	Months Reserves exceed minimum required - 38 available, 6 required.

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 705 Required is 680 Borrower has 705

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 49.7 Required is 85 Borrower has 49.7

Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 44.11 Required is 50 Borrower has 44.11

																										On time mortgage history exceeds guideline requirement - On time 17+ years reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
188	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1295	2026-04-14 13:11	2026-04-20 15:58	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 4 Months Income Verified is Missing	Resolved-Received LOX XXo is same as XX, zoning rules triggered address change due to location of front door 2007 remodel. Property sold XX. - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Please see attached documentation to support XX is the same as XX which was Sold as indicated on the final 1003.  Proof of taxes and insurance are not required on a sold property nor do they need to be added to the DTI. - Seller-04/15/2026
Open-Income 4 Months Income Verified is Missing Missing proof of taxes and insurance for XX which was not listed on the final 1003 but there are mortgage statements in the file. Mortgages were paid off with proceeds from the sale of another property. Will need to be added to DTI. - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached documentation to support XX is the same as XX which was Sold as indicated on the final 1003. Proof of taxes and insurance are not required on a sold property nor do they need to be added to the DTI. - Seller-04/15/2026
Resolved-Received LOX XX is same as XX, zoning rules triggered address change due to location of front door 2007 remodel. Property sold XX. - Due Diligence Vendor-04/16/2026	Months Reserves exceed minimum required - 38 available, 6 required.

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 705 Required is 680 Borrower has 705

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 49.7 Required is 85 Borrower has 49.7

Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 44.11 Required is 50 Borrower has 44.11

																										On time mortgage history exceeds guideline requirement - On time 17+ years reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
188	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-04-14 12:58	2026-04-16 17:12	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Condition linked to receipt of rental income for 3b. Report for income $126,131.60 - total expenses $61,400.45 = $64,731.60 / 12 = $5394.30 supports lender figure. - Due Diligence Vendor-04/16/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/15/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing proof of the rental income of the 12 month lookback for property 3b (XX short term). Upon receipt additional information maybe required. Audit used stated figures on the 1003 at initial review. - Due Diligence Vendor-04/14/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/15/2026	Resolved-Condition linked to receipt of rental income for 3b. Report for income $126,131.60 - total expenses $61,400.45 = $64,731.60 / 12 = $5394.30 supports lender figure. - Due Diligence Vendor-04/16/2026

Months Reserves exceed minimum required - 38 available, 6 required.

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 705 Required is 680 Borrower has 705

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 49.7 Required is 85 Borrower has 49.7

Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 44.11 Required is 50 Borrower has 44.11

																										On time mortgage history exceeds guideline requirement - On time 17+ years reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
188	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE0095	2026-04-14 13:14	2026-04-16 17:04	Resolved	1 - Information	C	A	Credit	Eligibility	Short Term Rental Income does not meet guidelines	Resolved-Received 2025 year end report income $126,131.60 - total expenses $61,400.45 = $64,731.60 / 12 = $5394.30 supports lender figure. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. Please see attached 12 month lookback. - Seller-04/15/2026

Open-Per exception, XX 12 month look back period to qualify with rental income for REO 3B on a full doc loan. However, the XX is missing from the file, exception remains open until this is received and calculated. - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached 12 month lookback. - Seller-04/15/2026	Resolved-Received 2025 year end report income $126,131.60 - total expenses $61,400.45 = $64,731.60 / 12 = $5394.30 supports lender figure. - Due Diligence Vendor-04/16/2026	Months Reserves exceed minimum required - 38 available, 6 required.

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 705 Required is 680 Borrower has 705

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 49.7 Required is 85 Borrower has 49.7

Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 44.11 Required is 50 Borrower has 44.11

																										On time mortgage history exceeds guideline requirement - On time 17+ years reporting.	Comp Factors: - 44 months reserves - 20 yrs employed - 0X30X24	XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
188	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3652	2026-04-13 16:03	2026-04-16 09:23	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. There was a lock done on 3/12- LE uploaded
There was a program change on 3/17- LE uploaded
There was an ACH decline on 3/26- LE uploaded
There was a program change on 3/27- CD uploaded
There was an interest rate change on 4/2- CD uploaded- lender credit $5148 - Seller-04/15/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5,148.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($9,026.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $9026.00 to $5148.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $3878.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 04/03/2029. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. There was a lock done on 3/12- LE uploaded
There was a program change on 3/17- LE uploaded
There was an ACH decline on 3/26- LE uploaded
There was a program change on 3/27- CD uploaded
There was an interest rate change on 4/2- CD uploaded- lender credit $5148 - Seller-04/15/2026

Resolved-Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-04/16/2026	Months Reserves exceed minimum required - 38 available, 6 required.

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 705 Required is 680 Borrower has 705

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 49.7 Required is 85 Borrower has 49.7

Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 44.11 Required is 50 Borrower has 44.11

																										On time mortgage history exceeds guideline requirement - On time 17+ years reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	N/A	N/A	XX
188	XX	XX	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-04-13 14:39	2026-04-13 20:59	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/13/2026	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/13/2026	Months Reserves exceed minimum required - 38 available, 6 required.

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 705 Required is 680 Borrower has 705

LTV is less than guideline maximum - Max LTV  is 85 Borrower has 49.7 Required is 85 Borrower has 49.7

Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 44.11 Required is 50 Borrower has 44.11

																										On time mortgage history exceeds guideline requirement - On time 17+ years reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Purchase	NA	Originator Post-Close	No	XX
181	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE2663	2026-04-14 11:20	2026-05-01 15:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Application	Resolved-Received 1003 reflecting citizenship - Due Diligence Vendor-05/01/2026

Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026

																							Open-Borrower #2 application missing US residency status. - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026	Resolved-Received 1003 reflecting citizenship - Due Diligence Vendor-05/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 763 LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	MO	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
184	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1148	2026-04-14 19:52	2026-04-17 14:37	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received supplemental title report dated 04/02/2026 reflecting loan amount $XX - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-04/16/2026
Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Supplemental report provided is for a loan amount of XX. Subject Lien Loan amount is XX - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/16/2026	Resolved-Received supplemental title report dated 04/XX/2026 reflecting loan amount $XX - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 738 Required is 680 Borrower has 738

LTV is less than guideline maximum - Max LTV is 80 Borrower has 70.97 Required is 80 Borrower has 70.97

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.26 Required is 50 Borrower has 37.26		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
184	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3540	2026-04-13 17:07	2026-04-16 09:07	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Borrower received at closing. Finding Resolved. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. See attached - Seller-04/15/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. See attached - Seller-04/15/2026	Resolved-Borrower received at closing. Finding Resolved. - Due Diligence Vendor-04/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 738 Required is 680 Borrower has 738

LTV is less than guideline maximum - Max LTV is 80 Borrower has 70.97 Required is 80 Borrower has 70.97

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.26 Required is 50 Borrower has 37.26		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
184	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-04-13 17:07	2026-04-16 09:07	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/16/2026

Ready for Review-Document Uploaded. A COC was done for the cost of the $117 and a cure was done for the $121.50 for the CR fee- see attached COC and CD - Seller-04/15/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $238.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. A COC was done for the cost of the $117 and a cure was done for the $121.50 for the CR fee- see attached COC and CD - Seller-04/15/2026	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 738 Required is 680 Borrower has 738

LTV is less than guideline maximum - Max LTV is 80 Borrower has 70.97 Required is 80 Borrower has 70.97

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.26 Required is 50 Borrower has 37.26		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
184	XX	XX	C	B	C	A	C	B	A	A	Closed	FCOM1353	2026-04-13 15:50	2026-04-13 15:50	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/13/2026	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/13/2026

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 738 Required is 680 Borrower has 738

LTV is less than guideline maximum - Max LTV is 80 Borrower has 70.97 Required is 80 Borrower has 70.97

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.26 Required is 50 Borrower has 37.26		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	XX
168	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-04-14 19:24	2026-04-17 11:33	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received updated bank history for XX that was added to the account - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. Please see attached XXX funds docs, appears to not have been provided - Seller-04/15/2026
Open-Audited Reserves of 1.73 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached XXbank funds docs, appears to not have been provided - Seller-04/15/2026	Resolved-Received updated bank history for XX that was added to the account - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 732 Required is 680 Borrower has 732

																										LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Purchase	NA	N/A	N/A	XX
168	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-15 10:16	2026-04-17 11:19	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received fully executed VOR with satisfactory payment history. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/17/2026

Ready for Review-Document Uploaded. Please see attached verified VOR with no lates  - Seller-04/15/2026

Open-Housing History Does Not Meet Guideline Requirements Missing 12 month housing history for the primary residence. - Due Diligence Vendor-04/15/2026	Ready for Review-Document Uploaded. Please see attached verified VOR with no lates - Seller-04/15/2026	Resolved-Received fully executed VOR with satisfactory payment history. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 732 Required is 680 Borrower has 732

																										LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NY	Investment	Purchase	NA	N/A	N/A	XX
189	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-16 10:06	2026-04-20 16:08	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History was provided. - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. Lender notes 3b XX, was recently purchased 7.2025. See Note copy shows 9.2025 as first payment.  See initial mortgage $400,000 credit report as XXMtg ACCOUNT XX Bal $XX, RATED 3MONTHS then XX welcome letter states Mtg is being transferred to XX Mortgage shows payments due 11.1.2025. mtg stmts through 4.1 payment due  - Seller-04/16/2026
Open-Housing History Does Not Meet Guideline Requirements Property 3b: Provide missing 12 month satisfactory mortgage history. Additional conditions may apply. - Due Diligence Vendor-04/16/2026	Ready for Review-Document Uploaded. Lender notes 3b REO 8XX, was recently purchased 7.2025. See Note copy shows 9.2025 as first payment. See initial mortgage $400,000 credit report as XXACCOUNT XX Bal $400,000, RATED 3MONTHS then XX welcome letter states Mtg is being transferred to XX Mortgage shows payments due 11.1.2025. mtg stmts through 4.1 payment due - Seller-04/16/2026
																									Resolved-Housing History was provided. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 771 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.55		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
189	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-04-16 09:26	2026-04-20 16:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-CPA letter provided. - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/16/2026

																							Open-Borrower 1 CPA Letter Missing Provide missing CPA Letter verifying borrower's percentage of ownership and length of time in business. - Due Diligence Vendor-04/16/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/16/2026	Resolved-CPA letter provided. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 771 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.55		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
179	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3526	2026-04-15 12:30	2026-04-21 08:04	Resolved	1 - Information	C	A	Compliance	TRID	Revised Loan Estimate Delivery Date Test (prior to consummation)	Resolved-Received doc tracking for borrower receipt of LE's. Finding Resolved. - Due Diligence Vendor-04/21/2026

Ready for Review-Document Uploaded. Borrower did not sign the CD issued 3/19 - attached is proof it was sent to the borrower
Borrower did not sign the CD issued 4/1 - attached is proof it was sent to the borrower  - Seller-04/20/2026

Counter-We are missing either singed, esigned or borrower receipt of the LE 03/09/2026 and 04/01/2026. - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded. See attached and advise - Seller-04/17/2026

Open-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. ----- This loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate delivery date is not provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the presument revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, There is no cure for this violatrion.  Statute of Limitations 1 year, expiration date 04/07/2027.
- Due Diligence Vendor-04/15/2026	Ready for Review-Document Uploaded. Borrower did not sign the CD issued 3/19 - attached is proof it was sent to the borrower
Borrower did not sign the CD issued 4/1 - attached is proof it was sent to the borrower  - Seller-04/20/2026

 Ready for Review-Document Uploaded. See attached and advise - Seller-04/17/2026

Resolved-Received doc tracking for borrower receipt of LE's. Finding Resolved. - Due Diligence Vendor-04/21/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 17.23%. Required is 50 Borrower has 17.23

																										Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 705. Required is 680 Borrower has 705		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
179	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE6618	2026-04-20 14:10	2026-04-20 14:11	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Received updated 1003 and 1008 - Due Diligence Vendor-04/20/2026

Open-The Final 1003 is Incomplete Provide updated Final 1003 with corrected income/employment to corroborate the 1008/bank statement income worksheets in file. Additional conditions may apply. - Due Diligence Vendor-04/20/2026	Resolved-Received updated 1003 and 1008 - Due Diligence Vendor-04/20/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 17.23%. Required is 50 Borrower has 17.23

																										Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 705. Required is 680 Borrower has 705		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
179	XX	XX	C	B	C	A	C	B	A	A	Closed	FCOM1353	2026-04-15 14:38	2026-04-15 14:38	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material finding. - Due Diligence Vendor-04/15/2026	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material finding. - Due Diligence Vendor-04/15/2026

Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 17.23%. Required is 50 Borrower has 17.23

																										Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 705. Required is 680 Borrower has 705		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	XX
196	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-04-16 14:32	2026-05-05 14:58	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received March XX statement, reserves are now 30 months - Due Diligence Vendor-05/05/2026
Ready for Review-Document Uploaded.  - Seller-05/04/2026
Ready for Review-Document Uploaded. Please see attached XX Bank Statement #XX 2-28 to 3-31-26 showing ending balance of $166,861.80. No issues found. Please clear this finding.
 - Seller-05/04/2026
Open-Audited Reserves of 5.17 month(s) are less than Guideline Required Reserves of 6 month(s) Provide additional assets to meet 6m reserve requirements.

- Due Diligence Vendor-04/16/2026	Ready for Review-Document Uploaded. - Seller-05/04/2026
 Ready for Review-Document Uploaded. Please see attached XX Bank Statement #XX 2-28 to 3-31-26 showing ending balance of $166,861.80. No issues found. Please clear this finding.
 - Seller-05/04/2026
																									Resolved-Received March XX statement, reserves are now 30 months - Due Diligence Vendor-05/05/2026	LTV is less than guideline maximum - Required is 85 Borrower has 49.84 Qualifying DTI below maximum allowed - Required is 50 Borrower has 3.72		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
176	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-04-16 18:03	2026-04-21 11:02	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Private Lending acctXX statement of acct which reflects payments since origination 06/2025 first due 08/2025 through 02/2026. Payoff reflects next due 05/2026 and demand interest for < 1 month. - Due Diligence Vendor-04/21/2026
Ready for Review-Document Uploaded. Please see attached Private Lending Mortgage #XX  Statement dated 2-09-26  that was uploaded to your system. Please clear this finding.  - Seller-04/17/2026
Open-Housing History Does Not Meet Guideline Requirements . Missing 12 months history VOM for the subject REO with Private Lending acct#XX. Additional findings may apply. - Due Diligence Vendor-04/16/2026	Ready for Review-Document Uploaded. Please see attached XX Statement dated 2-XX-26 that was uploaded to your system. Please clear this finding. - Seller-04/17/2026	Resolved-Received Private Lending acct XX statement of acct which reflects payments since origination 06/2025 first due 08/2025 through 02/2026. Payoff reflects next due 05/2026 and demand interest for < 1 month. - Due Diligence Vendor-04/21/2026

Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 710.
 Required is 660 Borrower has 710

Months Reserves exceed minimum required - 30 months reserves; 6 months reserves required.
																												XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	WV	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
176	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE0184	2026-04-16 18:12	2026-04-17 10:47	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-upon further review reason for cash out is in file, Cash out letter is not required - Due Diligence Vendor-04/17/2026

Open-Missing Cash-out Letter on a Business Purpose Loan. Missing Cash-out Letter or BP Cert reflecting the reason for the use of cashout. - Due Diligence Vendor-04/16/2026	Resolved-upon further review reason for cash out is in file, Cash out letter is not required - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 710.
 Required is 660 Borrower has 710

Months Reserves exceed minimum required - 30 months reserves; 6 months reserves required.
																												XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	WV	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
176	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1200	2026-04-15 15:41	2026-04-16 18:44	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator Exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/16/2026
Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of $XX Per XXNOO matrix, minimum loan amount is $XX. Subject loan amount of $XX does not qualify.
Originator Exception granted and in file, waiver applied with comp factors.
- Due Diligence Vendor-04/15/2026	Waived-Originator Exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 710.
 Required is 660 Borrower has 710

Months Reserves exceed minimum required - 30 months reserves; 6 months reserves required.
																											-Qualifying FICO is at least 20 points above min. -DSCR greater than 1.20%	XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	WV	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	XX
190	XX	XX	D	B	D	A	C	B	A	A	Closed	FCRE1506	2026-04-17 09:25	2026-04-20 14:26	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received missing income/employment documentation. - Due Diligence Vendor-04/20/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/17/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. missing CTEC Letter verifying percentage of ownership and length of time in business. License check in file indicates a CTEC letter but no letter was found. - Due Diligence Vendor-04/17/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/17/2026	Resolved-Received missing income/employment documentation. - Due Diligence Vendor-04/20/2026	LTV is less than guideline maximum - Required is 80 Borrower has 50.85

Qualifying FICO score is at least 20 points above minimum for program - not used Required is 680 Borrower has 757

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.93		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
190	XX	XX	D	B	D	A	C	B	A	A	Closed	FCRE1316	2026-04-17 08:15	2026-04-20 14:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CTEC letter and CTEC verification. - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/17/2026

Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide missing CTEC Letter verifying percentage of ownership and length of time in business. License check in file indicates a CTEC letter but no letter was found. - Due Diligence Vendor-04/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/17/2026	Resolved-Received CTEC letter and CTEC verification. - Due Diligence Vendor-04/20/2026	LTV is less than guideline maximum - Required is 80 Borrower has 50.85

Qualifying FICO score is at least 20 points above minimum for program - not used Required is 680 Borrower has 757

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.93		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
190	XX	XX	D	B	D	A	C	B	A	A	Closed	FCRE1325	2026-04-17 08:15	2026-04-20 14:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CTEC letter and CTEC verification. - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/17/2026

Open-Borrower 1 CPA Letter Missing Provide missing CTEC Letter verifying percentage of ownership and length of time in business. License check in file indicates a CTEC letter but no letter was found. - Due Diligence Vendor-04/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/17/2026	Resolved-Received CTEC letter and CTEC verification. - Due Diligence Vendor-04/20/2026	LTV is less than guideline maximum - Required is 80 Borrower has 50.85

Qualifying FICO score is at least 20 points above minimum for program - not used Required is 680 Borrower has 757

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.93		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
190	XX	XX	D	B	D	A	C	B	A	A	Closed	finding-47	2026-04-15 11:27	2026-04-20 09:08	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD 04/17/2026. Finding Resolved. - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded. UPLOADED - Seller-04/17/2026

Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. -----Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-04/15/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-04/17/2026	Resolved-Received PCCD 04/17/2026. Finding Resolved. - Due Diligence Vendor-04/20/2026	LTV is less than guideline maximum - Required is 80 Borrower has 50.85

Qualifying FICO score is at least 20 points above minimum for program - not used Required is 680 Borrower has 757

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.93		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
190	XX	XX	D	B	D	A	C	B	A	A	Closed	FCOM1301	2026-04-15 14:04	2026-04-15 14:04	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/15/2026	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/15/2026	LTV is less than guideline maximum - Required is 80 Borrower has 50.85

Qualifying FICO score is at least 20 points above minimum for program - not used Required is 680 Borrower has 757

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.93		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	XX
175	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1252	2026-04-15 17:55	2026-04-21 15:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received revised schedule A reflecting proposed insured. - Due Diligence Vendor-04/21/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/20/2026

Open-Title Document is Incomplete-Missing copy of the Title Supplement reflecting vesting is in an LLC. - Due Diligence Vendor-04/15/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/20/2026	Resolved-Received revised schedule A reflecting proposed insured. - Due Diligence Vendor-04/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 679

DSCR % greater than 1.20 - Required is 0 Borrower has 1.516

LTV is less than guideline maximum - Required is 80 Borrower has 70

																										DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.516 Required is 0 Borrower has 1.516		XX	ATR/QM: Exempt	ATR/QM: Exempt	XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
185	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-04-15 12:03	2026-04-21 07:57	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received copy of lock extension. Finding Resolved. - Due Diligence Vendor-04/21/2026

Ready for Review-Document Uploaded. There was a lock extension done on 4/7. A COC form was not done, but the change was captured on the final CD. See attached lock - Seller-04/20/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($14,968.88) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,849.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). --------Lender credit decreased from $15,849.00 to $14,968.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $880.12, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 04/09/2029. - Due Diligence Vendor-04/15/2026	Ready for Review-Document Uploaded. There was a lock extension done on 4/7. A COC form was not done, but the change was captured on the final CD. See attached lock - Seller-04/20/2026	Resolved-Received copy of lock extension. Finding Resolved. - Due Diligence Vendor-04/21/2026	Qualifying DTI below maximum allowed - DTI of 20.57% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 20.57

LTV is less than guideline maximum - LTV of 80% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 80

																										Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 768 which exceeds the minimum of 660 Required is 660 Borrower has 768		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NV	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
185	XX	XX	C	A	A	A	C	A	A	A	Closed	FCOM0013	2026-04-15 11:35	2026-04-21 07:56	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/21/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/20/2026

Open-Missing e-Consent. Missing e-Consent in file - Due Diligence Vendor-04/15/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/20/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/21/2026	Qualifying DTI below maximum allowed - DTI of 20.57% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 20.57

LTV is less than guideline maximum - LTV of 80% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 80

																										Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 768 which exceeds the minimum of 660 Required is 660 Borrower has 768		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NV	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
195	XX		XX	A	A	A	A	A	A	A	A							A	A									XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	CA	Primary Residence	Refinance	Cash Out - Other
186	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-04-20 12:36	2026-04-21 16:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is not partially provided - Due Diligence Vendor-04/21/2026

																							Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Provide final HOI statement vs Binder statement. (The statement in file is a Binder and per Lender Approval, the final HOI statement must be provided prior to closing). - Due Diligence Vendor-04/20/2026		Resolved-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is not partially provided - Due Diligence Vendor-04/21/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.39 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 754		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	MA	Primary Residence	Purchase	NA	N/A	N/A	XX